UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 89.3%
EUROPE — 46.3%
United Kingdom — 9.9%
Abengoa Yield PLC**	25,037	$890,816
Ashtead Group PLC	133,173	2,251,754
Britvic PLC	110,076	1,192,036
GW Pharmaceuticals PLC — ADR**	7,847	634,430
Halma PLC	134,437	1,333,800
HSBC Holdings PLC	94,123	955,344
ITV PLC	447,932	1,508,961
St. James’s Place PLC	79,661	942,734

		9,709,875

Germany — 7.8%
Aareal Bank AG	22,851	993,723
Aurelius AG	41,520	1,484,112
Deutsche Annington Immobilien SE	51,383	1,491,394
Deutsche Wohnen AG	46,219	987,743
MorphoSys AG**	12,031	1,180,565
Symrise AG	19,979	1,064,144
Wirecard AG	13,885	513,061

		7,714,742

Switzerland — 7.6%
Actelion, Ltd.	4,399	517,448
Chocoladefabriken Lindt & Sprungli AG	21	1,246,868
Nestle SA	33,865	2,491,899
Roche Holding AG	10,787	3,198,701

		7,454,916

Ireland — 4.2%
Endo International PLC**	25,272	1,727,089
FleetMatics Group PLC**	14,943	455,762
Perrigo Co., PLC	13,140	1,973,497

		4,156,348

Denmark — 3.7%
Christian Hansen Holding AS	25,576	988,574
Coloplast AS — B	14,715	1,233,418
Pandora AS	17,795	1,395,266

		3,617,258

Italy — 3.6%
Brembo SpA	21,181	693,433
Intesa Sanpaolo SpA	714,997	2,172,815
Moncler SpA	49,285	703,422

		3,569,670

France — 3.2%
BNP Paribas SA	21,678	1,438,026
Eurofins Scientific	4,155	1,075,840
Ingenico	5,925	605,275

		3,119,141

Belgium — 2.5%
Anheuser-Busch InBev NV	22,272	2,478,886
Sweden — 1.7%
Assa Abloy AB — B	32,631	1,684,910
Netherlands — 1.5%
James Hardie Industries PLC	42,626	446,734
Sensata Technologies Holding NV**	22,093	983,801

		1,430,535

	Number of Shares	Value (Note A)
Norway — 0.6%
Opera Software ASA	42,495	$594,953

Total EUROPE		45,531,234

FAR EAST — 23.1%
China — 10.3%
AIA Group, Ltd.	367,639	1,900,965
Baidu, Inc. — SP ADR**	6,134	1,338,623
Haitong Securities Co., Ltd. — H	587,096	905,801
Melco Crown Entertainment, Ltd. — ADR	39,285	1,032,803
Michael Kors Holdings, Ltd.**	13,360	953,770
Qihoo 360 Technology Co., Ltd. — ADR**	14,494	977,910
Sands China, Ltd.	166,329	867,541
Tencent Holdings, Ltd.	109,637	1,630,820
Vipshop Holdings, Ltd. — ADR**	2,434	460,050

		10,068,283

Japan — 9.0%
Astellas Pharma, Inc.	77,008	1,146,607
Calbee, Inc.	39,224	1,283,922
Hoshizaki Electric Co., Ltd.	16,931	790,396
M3, Inc.	61,299	983,690
Ono Pharmaceutical Co., Ltd.	13,534	1,201,925
Softbank Corp.	16,591	1,163,148
Toyota Motor Corp. — SP ADR	9,710	1,141,216
Zenkoku Hosho Co., Ltd.	40,097	1,118,731

		8,829,635

Malaysia — 1.1%
Astro Malaysia Holdings BHD	1,068,393	1,091,028
Singapore — 1.1%
Global Logistic Properties, Ltd.	503,086	1,068,718
Australia — 0.6%
Domino’s Pizza Enterprises, Ltd.	26,461	607,694
Taiwan — 0.5%
Ginko International Co., Ltd.	37,350	503,411
Philippines — 0.5%
Robinsons Retail Holdings, Inc.	349,939	493,591

Total FAR EAST		22,662,360

NORTH AMERICA — 17.1%
Canada — 12.5%
Air Canada**	126,737	967,544
AltaGas, Ltd.	27,221	1,149,409
Canadian Pacific Railway, Ltd.	8,255	1,712,665
Element Financial Corp.**	59,872	725,980
Intact Financial Corp.	15,620	1,011,301
Interfor Corp.**	78,853	1,137,083
Methanex Corp.	15,005	1,002,334
NuVista Energy, Ltd.**	78,625	732,228
Pembina Pipeline Corp.	21,677	913,184
PrairieSky Royalty, Ltd.	32,351	1,018,235
Valeant Pharmaceuticals International, Inc.**	14,520	1,902,594

		12,272,557

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Mexico — 3.6%
Cemex SAB de CV — SP ADR**	113,349	$1,478,071
Fibra Uno Administracion SA de CV — REIT	635,702	2,091,159

		3,569,230

United States — 1.0%
Actavis PLC**	4,074	982,975

Total NORTH AMERICA		16,824,762

MIDDLE EAST — 2.8%
Israel — 2.8%
CaesarStone Sdot-Yam, Ltd.	30,970	1,600,530
Teva Pharmaceutical Industries, Ltd. — SP ADR	21,233	1,141,274

		2,741,804

Total MIDDLE EAST		2,741,804

Total EQUITY SECURITIES (Cost $83,816,753)		87,760,160

TOTAL INVESTMENTS (COST $83,816,753)	89.3%	$87,760,160
Other Assets In Excess Of Liabilities	10.7%	10,565,936

Net Assets	100.0%	$98,326,096

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$84,881,951

Gross Appreciation	$7,541,531
Gross Depreciation	(4,663,322)

Net Appreciation	$2,878,209

**	Non-income producing security
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.8%
FAR EAST — 54.2%
China — 20.2%
AIA Group, Ltd.	5,813,308	$30,059,089
Baidu, Inc. — SP ADR**	300,382	65,552,364
Beijing Enterprises Water Group, Ltd.**	32,871,394	22,225,132
Bitauto Holdings, Ltd. — ADR**	121,301	9,461,478
CAR, Inc.**	11,789,624	18,068,157
China Medical System Holdings, Ltd.	7,763,030	13,276,887
China Mobile, Ltd.	1,343,000	15,523,062
China Oilfield Services, Ltd. — H	10,298,316	27,188,610
Dongfeng Motor Group Co., Ltd. — H	8,217,364	13,503,618
Hong Kong Exchanges & Clearing, Ltd.	864,021	18,593,780
HSBC Holdings PLC	2,276,400	23,321,458
iKang Healthcare Group, Inc. — ADR**	459,033	8,932,782
MGM China Holdings, Ltd.	6,686,154	19,245,129
PetroChina Co., Ltd. — ADR	99,700	12,812,447
Ping An Insurance Group Co. — H	2,321,992	17,433,966
Sands China, Ltd.	1,230,523	6,418,177
Sinotrans, Ltd. — H	25,165,371	18,278,871
TAL Education Group — ADR**	572,671	20,009,125
Tencent Holdings, Ltd.	1,626,055	24,187,119

		384,091,251

India — 14.0%
Bharti Infratel, Ltd.	2,755,266	13,149,525
Ceat, Ltd.	89,271	1,148,844
Container Corp Of India, Ltd.	439,040	9,623,905
Glenmark Pharmaceuticals, Ltd.	1,387,761	16,219,007
HCL Technologies, Ltd.	526,019	14,604,778
HDFC Bank, Ltd. — ADR	589,457	27,456,907
ICICI Bank, Ltd.	1,380,942	32,053,909
Idea Cellular, Ltd.	8,027,915	21,590,620
ITC, Ltd.	3,436,398	20,598,357
Maruti Suzuki India, Ltd.	656,419	32,553,642
SKS Microfinance, Ltd.**	3,904,438	18,975,341
Tech Mahindra, Ltd.	585,025	23,583,820
Ultratech Cement, Ltd.	473,392	20,171,665
Voltas, Ltd.	3,595,979	14,067,172

		265,797,492

South Korea — 7.7%
Halla Visteon Climate Control Corp.	166,705	8,088,411
KCC Corp.	21,900	14,921,677
NAVER Corp.	25,431	19,448,298
POSCO — SP ADR	290,491	22,048,267
Samsung Electronics Co., Ltd.— Pref.	21,815	18,564,198
Shinhan Financial Group Co., Ltd.	647,314	29,812,329

	Number of Shares	Value (Note A)
SK Hynix, Inc.**	750,108	$33,231,508

		146,114,688

Taiwan — 5.8%
Advantech Co., Ltd.	2,591,364	18,315,333
Cathay Financial Holding Co., Ltd.	15,783,450	25,709,494
Hon Hai Precision Industry Co., Ltd.	6,456,800	20,376,824
Quanta Computer, Inc.	8,014,000	20,338,296
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,325,536	26,749,316

		111,489,263

Thailand — 2.5%
BTS Group Holdings PCL — NVDR	64,978,429	20,039,608
Kasikornbank PCL — NVDR	2,254,600	16,340,200
Thai Beverage PCL	17,303,480	10,376,391

		46,756,199

Philippines — 1.5%
Robinsons Retail Holdings, Inc.	5,102,832	7,197,577
SM Prime Holdings, Inc.	20,416,757	7,952,424
Universal Robina Corp.	3,066,713	12,778,683

		27,928,684

Indonesia — 1.3%
PT Astra International Tbk	12,870,974	7,446,891
PT Matahari Department Store Tbk	13,334,975	17,756,255

		25,203,146

Malaysia — 1.2%
Malayan Banking BHD	7,754,300	23,543,005
Vietnam — 0.0%
Vietnam Dairy Products JSC	173,082	856,135

Total FAR EAST		1,031,779,863

EUROPE — 11.5%
Switzerland — 3.3%
Dufry AG**	112,584	17,170,033
Glencore PLC**	3,483,844	19,383,242
Roche Holding AG	90,571	26,857,285

		63,410,560

Netherlands — 1.9%
Heineken NV	245,174	18,344,774
Yandex NV-A**	642,421	17,856,092

		36,200,866

Russia — 1.5%
Magnit — SP GDR	498,306	28,782,155
Belgium — 1.1%
Anheuser-Busch InBev NV	181,904	20,246,019
United Kingdom — 1.0%
British American Tobacco PLC	342,247	19,319,187
Turkey — 0.9%
Turkiye Halk Bankasi AS	2,994,879	18,022,816
Romania — 0.8%
Fondul Proprietatea SA**	53,526,073	14,545,212
France — 0.6%
Ingenico	105,591	10,786,758
Greece — 0.4%
OPAP SA	534,275	6,984,384

Total EUROPE		218,297,957

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
NORTH AMERICA — 10.8%
Mexico — 8.8%
Banregio Grupo Financiero SAB de CV	2,683,428	$14,895,168
Cemex SAB de CV**	18,723,521	24,396,829
Fibra Uno Administracion SA de CV — REIT	5,105,049	16,793,199
Fomento Economico Mexicano SAB de CV — SP ADR	316,452	29,129,407
Grupo Financiero Inbursa SAB de CV	5,847,505	16,718,975
Grupo Televisa SAB — SP ADR	565,144	19,147,079
Infraestructura Energetica Nova SAB de CV	1,699,880	10,383,690
Promotora y Operadora de Infraestructura SAB de CV**	1,280,389	17,526,281
Wal-Mart de Mexico SAB de CV — V	7,602,791	19,133,639

		168,124,267

United States — 1.8%
Schlumberger, Ltd.	230,308	23,420,021
Yahoo!, Inc.**	242,882	9,897,441

		33,317,462

Canada — 0.2%
Gran Tierra Energy, Inc.**	809,289	4,472,967

Total NORTH AMERICA		205,914,696

SOUTH AMERICA — 9.9%
Brazil — 8.0%
AMBEV SA — ADR	1,982,318	12,984,183
B2W Cia Digital**	649,569	8,656,497
Banco Bradesco SA — ADR	2,209,518	31,485,631
BM&F Bovespa SA	3,604,000	16,534,744
CCR SA	1,732,966	11,964,917
Kroton Educacional SA	1,874,100	11,775,573
Linx SA	591,416	12,312,760
Multiplan Empreendimentos Imobiliarios SA	636,686	13,015,940
Petroleo Brasileiro SA — SP ADR	1,465,275	20,792,252
Qualicorp SA**	386,112	3,820,502
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	567,248	8,796,950

		152,139,949

Peru — 1.0%
Cia de Minas Buenaventura SAA — ADR	777,327	9,001,447
Credicorp, Ltd.	67,102	10,292,776

		19,294,223

Colombia — 0.9%
Bancolombia SA — SP ADR	135,105	7,663,156

	Number of Shares	Value (Note A)
Cementos Argos SA — Pref.	1,971,771	$10,126,651

		17,789,807

Total SOUTH AMERICA		189,223,979

AFRICA — 5.1%
South Africa — 3.6%
Aspen Pharmacare Holdings, Ltd.	465,499	13,883,177
MTN Group, Ltd.	868,738	18,349,927
Sanlam, Ltd.	3,835,738	22,199,702
Sasol, Ltd.	260,950	14,185,698

		68,618,504

Egypt — 1.0%
Commercial International Bank Egypt SAE	2,536,273	18,044,658

Nigeria — 0.5%
Guaranty Trust Bank PLC	55,126,957	10,009,319

Total AFRICA		96,672,481

MIDDLE EAST — 1.3%
United Arab Emirates — 1.3%
Al Noor Hospitals Group PLC	79,942	1,319,299
Emaar Properties PJSC	7,839,104	24,650,935

		25,970,234

Total MIDDLE EAST		25,970,234

Total EQUITY SECURITIES (Cost $1,692,541,626)		1,767,859,210

EQUITY CERTIFICATES — 2.1%
MIDDLE EAST — 2.1%
Saudi Arabia — 2.1%
Bupa Arabia for Cooperative Insurance Co.†	219,354	8,364,863
Samba Financial Group†	757,836	9,704,503
Saudi Airlines Catering Co.†	214,453	10,860,131
Saudi International Petrochemical Co.†	905,245	10,363,927

		39,293,424

Total MIDDLE EAST		39,293,424

Total EQUITY CERTIFICATES (Cost $36,720,618)		39,293,424

TOTAL INVESTMENTS (COST $1,729,262,244)	94.9%	$1,807,152,634
Other Assets In Excess Of Liabilities	5.1%	96,884,357

Net Assets	100.0%	$1,904,036,991

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,732,915,670

Gross Appreciation	$137,414,588
Gross Depreciation	(63,177,624)

Net Appreciation	$74,236,964

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2014, the value of these restricted securities amounted to $39,293,424 or 2.1% of net assets.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

Additional information on each restricted security is as follows:

Security	Counterparty	Acquisition Date(s)	Acquisition Cost
Bupa Arabia for Cooperative Insurance Co.	HSBC	09/11/14 to 09/16/14	$8,866,107
Samba Financial Group	HSBC	09/18/14 to 09/22/14	$9,885,917
Saudi Airlines Catering Co.	MLCO	11/20/13 to 12/09/13	$7,859,268
Saudi International Petrochemical Co.	HSBC	09/18/14 to 09/30/14	$10,109,326

ADR	— American Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
MLCO	— Merrill Lynch & Co., Inc.
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 65.6%
FAR EAST — 43.2%
China — 17.5%
Angang Steel Co., Ltd. — H	9,173,297	$5,788,799
Bitauto Holdings, Ltd. — ADR**	38,493	3,002,454
Boer Power Holdings, Ltd.	385,000	524,582
CAR, Inc.**	1,218,483	1,867,383
China Animal Healthcare, Ltd.	1,284,757	994,403
China High Speed Transmission Equipment Group Co., Ltd.**	6,268,000	5,093,605
China Medical System Holdings, Ltd.	1,333,591	2,280,802
China Singyes Solar Technologies Holdings, Ltd.	2,201,017	3,911,735
CT Environmental Group, Ltd.	12,126,975	10,370,209
iKang Healthcare Group, Inc. — ADR**	189,950	3,696,427
KWG Property Holding, Ltd.	6,312,500	4,430,623
Leju Holdings, Ltd. — ADR**	122,089	1,568,844
Ozner Water International Holding, Ltd.**	13,927,000	5,649,826
Sound Global, Ltd.**	3,868,000	3,860,603
Sunny Optical Technology Group Co., Ltd.	2,028,811	3,009,962
TAL Education Group — ADR**	146,842	5,130,659
Vipshop Holdings, Ltd. — ADR**	10,086	1,906,355
Wasion Group Holdings, Ltd.	2,446,000	2,252,317
Xinjiang Goldwind Science & Technology Co., Ltd. — H	1,214,000	2,082,523
Zhuzhou CSR Times Electric Co., Ltd. — H	1,637,500	6,326,587

		73,748,698

Taiwan — 5.5%
Chroma ATE, Inc.	1,560,000	4,333,405
Cub Elecparts, Inc.	341,000	3,889,840
eMemory Technology, Inc.	160,000	1,790,956
Giant Manufacturing Co., Ltd.	466,000	3,630,632
Hermes Microvision, Inc.	48,000	2,003,978
Iron Force Industrial Co., Ltd.	392,000	1,726,787
PChome Online, Inc.	402,623	3,917,764
Vanguard International Semiconductor Corp.	1,203,000	1,763,796

		23,057,158

South Korea — 3.8%
Cosmax, Inc.**	47,531	5,855,513
Hansae Co., Ltd.	29,114	1,018,059
i-SENS, Inc.**	28,809	1,553,406
Korea Aerospace Industries, Ltd.	73,242	2,828,345
Wonik IPS Co., Ltd.**	305,943	3,638,555
Youngone Corp.	17,269	999,892

		15,893,770

	Number of Shares	Value (Note A)
Indonesia — 3.7%
PT Ace Hardware Indonesia Tbk	25,441,800	$1,847,845
PT Bumi Serpong Damai Tbk	4,061,900	515,030
PT Matahari Department Store Tbk	3,118,906	4,152,995
PT Pakuwon Jati Tbk	29,933,000	992,444
PT Tambang Batubara Bukit Asam Tbk	4,878,100	5,284,442
PT Vale Indonesia Tbk	6,202,100	1,908,730
PT Wijaya Karya Persero Tbk	4,139,000	884,866

		15,586,352

Philippines — 3.4%
GT Capital Holdings, Inc.	169,790	4,010,415
Megaworld Corp.	45,035,015	5,047,655
Vista Land & Lifescapes, Inc.	38,448,168	5,286,061

		14,344,131

India — 3.3%
Bata India, Ltd.	58,000	1,243,910
Colgate-Palmolive India, Ltd.	111,000	3,131,850
Indiabulls Housing Finance, Ltd.	323,792	2,111,254
Kaveri Seed Co., Ltd.	93,070	1,222,975
Marico Kaya Enterprises, Ltd.**	27,849	271,523
Marico, Ltd.	375,637	1,885,484
Zee Learn, Ltd.**	6,869,000	3,953,901

		13,820,897

Thailand — 2.0%
Supalai PCL — NVDR	5,358,800	4,296,956
TMB Bank PCL — NVDR	43,999,200	4,179,415

		8,476,371

Malaysia — 1.5%
Berjaya Auto BHD	3,304,500	3,465,167
KNM Group BHD**	10,871,200	2,999,066

		6,464,233

Vietnam — 1.1%
Hatien 1 Cement JSC**	4,484,390	3,147,682
Kinh Bac City Development Share Holding Corp.**	1,862,540	1,316,128
Kinh Do Corp.	92,932	260,485

		4,724,295

Singapore — 0.8%
First Real Estate Investment Trust — REIT	1,545,000	1,489,653
Silverlake Axis, Ltd.	1,995,000	2,025,182

		3,514,835

Sri Lanka — 0.6%
Hatton National Bank PLC	1,695,335	2,474,923

Total FAR EAST		182,105,663

NORTH AMERICA — 6.5%
Canada — 2.9%
Africa Oil Corp.**	855,156	3,762,639
Gran Tierra Energy, Inc.**	502,627	2,784,554
SEMAFO, Inc.**	1,653,900	5,818,444

		12,365,637

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Mexico — 2.5%
Banregio Grupo Financiero SAB de CV	354,933	$1,970,162
Compartamos SAB de CV	1,742,400	3,729,869
Grupo Aeroportuario del Centro Norte SAB de CV — ADR**	63,145	2,230,281
PLA Administradora Industrial S de RL de CV — REIT**	1,104,000	2,432,326

		10,362,638

United States — 1.1%
Tahoe Resources, Inc.**	231,121	4,703,110

Total NORTH AMERICA		27,431,385

AFRICA — 5.9%
South Africa — 3.3%
AVI, Ltd.	513,000	3,178,188
Clicks Group, Ltd.	506,846	3,009,788
Mr. Price Group, Ltd.	213,455	4,017,008
Petra Diamonds, Ltd.**	685,194	2,112,732
PPC, Ltd.	578,825	1,516,480

		13,834,196

Egypt — 1.5%
Egyptian Financial Group-Hermes Holding SAE**	1,795,900	4,671,819
Six of October Development & Investment Co.**	616,555	1,554,742

		6,226,561

Nigeria — 0.6%
Guaranty Trust Bank PLC	5,786,540	1,050,653
Zenith Bank PLC	10,794,998	1,614,144

		2,664,797

Kenya — 0.5%
Safaricom, Ltd.	14,668,800	2,119,009

Total AFRICA		24,844,563

SOUTH AMERICA — 4.8%
Brazil — 4.8%
Arezzo Industria e Comercio SA	138,400	1,658,369
B2W Cia Digital**	269,293	3,588,740
BR Properties SA	643,000	3,388,704
Gol Linhas Aereas Inteligentes SA — ADR**	910,624	4,380,101
Linx SA	160,441	3,340,240
Localiza Rent a Car SA	274,000	3,938,033

		20,294,187

Total SOUTH AMERICA		20,294,187

EUROPE — 3.4%
Turkey — 1.4%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS**	2,109,843	1,927,686
Turkiye Sinai Kalkinma Bankasi AS	2,525,706	2,130,134
Ulker Biskuvi Sanayi AS	269,543	1,787,836

		5,845,656

	Number of Shares	Value (Note A)
Poland — 1.0%
Bank Millennium SA	1,648,334	$4,376,571
Norway — 0.5%
DNO ASA**	662,007	2,071,106
United Kingdom — 0.5%
Eros International PLC**	137,393	2,007,312

Total EUROPE		14,300,645

MIDDLE EAST — 1.8%
Pakistan — 0.8%
Fauji Fertilizer Co., Ltd.	1,236,800	1,367,672
United Bank, Ltd.	993,000	1,823,089

		3,190,761

Qatar — 0.5%
Gulf International Services OSC	62,596	2,110,653

United Arab Emirates — 0.5%
DAMAC Real Estate Development, Ltd. — GDR	107,777	2,047,763

Total MIDDLE EAST		7,349,177

Total EQUITY SECURITIES (Cost $263,687,528)		276,325,620

EQUITY CERTIFICATES — 21.3%
FAR EAST — 13.7%
India — 13.7%
Crompton Greaves, Ltd.†	583,452	1,899,809
Diamond Power Infrastructure, Ltd.†	945,066	1,765,878
Eicher Motors, Ltd.†	17,825	3,455,325
Hindustan Petroleum Corp, Ltd.†	266,478	2,080,349
Indiabulls Housing Finance, Ltd.†	310,854	2,026,893
IRB Infrastructure Developers, Ltd.†	477,802	1,787,889
Just Dial, Ltd.†	66,932	1,767,261
Kaveri Seed Co., Ltd.†	271,410	3,566,431
Marico Kaya Enterprises, Ltd.**†	202,380	1,973,172
Shree Cement, Ltd.†	15,260	2,075,469
SKS Microfinance, Ltd.**†	3,150,167	15,309,628
Symphony, Ltd.†	76,400	1,705,083
UPL, Ltd.†	361,565	1,990,774
Va Tech Wabag, Ltd.†	201,680	5,512,075
WABCO India, Ltd.†	34,222	2,150,456
Wonderla Holidays, Ltd.†	585,641	2,730,494
Yes Bank, Ltd.†	655,160	5,928,371

		57,725,357

Total FAR EAST		57,725,357

MIDDLE EAST — 7.6%
Saudi Arabia — 7.6%
Al Khleej Training and Education Co.†	103,748	1,909,306
Al Tayyar Travel Group†	161,054	6,196,597
Bank Al-Jazira**†	526,559	5,034,698
Bupa Arabia for Cooperative Insurance Co.†	131,343	5,008,644
Emaar Economic City**†	446,448	2,073,071
Jarir Marketing Co.†	37,954	2,038,276
Saudi Airlines Catering Co.†	111,865	5,664,964

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Saudi International Petrochemical Co.†	367,046	$4,202,219

		32,127,775

Total MIDDLE EAST		32,127,775

Total EQUITY CERTIFICATES (Cost $76,289,443)		89,853,132

RIGHTS — 0.8%
AFRICA — 0.8%
Egypt — 0.8%
Six of October Development & Investment Co.**	1,699,878	3,321,277

		3,321,277

Total AFRICA		3,321,277

Total RIGHTS (Cost $1,909,882)		3,321,277

PURCHASED PUT OPTIONS — 1.2%
iShares China Large-Cap Index Fund, Exercise Price $38.00, Expiration Date October, 2014**	8,000	192,000
iShares China Large-Cap Index Fund, Exercise Price $39.00, Expiration Date October, 2014**	6,500	773,500
iShares MSCI Emerging Markets Index Fund, Exercise Price $41.00, Expiration Date October, 2014**	15,000	225,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $42.00, Expiration Date October, 2014**	10,000	840,000
iShares Russell 2000 Index Fund, Exercise Price $110.00, Expiration Date October, 2014**	7,500	952,500
iShares Russell 2000 Index Fund, Exercise Price $110.00, Expiration Date October, 2014**	5,000	1,120,000
Wisdom Tree India Earnings Fund, Exercise Price $22.00, Expiration Date October, 2014**	24,197	1,088,865

Total PURCHASED PUT OPTIONS (Cost $3,621,131)		5,191,865

TOTAL INVESTMENTS (COST $345,507,984)	88.9%	$374,691,894
Other Assets In Excess Of Liabilities	11.1%	46,820,197

Net Assets	100.0%	$421,512,091

WRITTEN PUT OPTIONS — (0.3%)
iShares Russell 2000 Index Fund, Exercise Price $105.00, Expiration Date October, 2014**	(5,000)	(340,000)

	Number of Shares	Value (Note A)
iShares China Large-Cap Index Fund, Exercise Price $38.00, Expiration Date October, 2014**	(6,500)	$(416,000)
iShares MSCI Emerging Markets Index Fund, Exercise Price $41.00, Expiration Date October, 2014**	(10,000)	(440,000)

Total WRITTEN PUT OPTIONS (Cost $(599,999))		(1,196,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$346,642,096

Gross Appreciation	$41,957,903
Gross Depreciation	(13,908,105)

Net Appreciation	$28,049,798

**	Non-income producing security
†	Restricted security—Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2014, the value of these restricted securities amounted to $89,853,132 or 21.3% of net assets.

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Al Khleej Training and Education Co.	CSFB	02/24/14	$1,400,297
Al Tayyar Travel Group	MLCO	01/27/14 to 08/04/14	$4,047,208
Bank Al-Jazira	MSCO	02/19/13 to 08/05/14	$4,151,429
Bupa Arabia for Cooperative Insurance Co.	HSBC	07/23/14 to 08/12/14	$3,788,969
Crompton Greaves, Ltd.	MLCO	09/08/14	$2,158,772
Diamond Power Infrastructure, Ltd.	MSCO	07/10/14 to 07/22/14	$1,838,978
Eicher Motors, Ltd.	MLCO	04/29/13 to 08/13/14	$1,480,864
Emaar Economic City	MSCO	05/29/13 to 08/19/14	$1,299,634
Hindustan Petroleum Corp, Ltd.	MSCO	08/13/14	$1,833,276
Indiabulls Housing Finance, Ltd.	MSCO	08/14/14 to 08/18/14	$2,014,493
IRB Infrastructure Developers, Ltd.	MLCO	09/08/14	$2,163,917
Jarir Marketing Co.	HSBC	12/16/13 to 08/04/14	$1,761,151
Just Dial, Ltd.	MSCO	08/04/14	$1,969,972
Kaveri Seed Co., Ltd.	MLCO	10/05/12 to 11/14/13	$1,229,526
Marico Kaya Enterprises, Ltd.	MLCO	09/04/14 to 09/09/14	$2,396,263

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

Saudi Airlines Catering Co.	MSCO	03/20/14 to 08/04/14	$5,422,464
Saudi International Petrochemical Co.	HSBC	09/17/14 to 09/29/14	$4,057,832
Shree Cement, Ltd.	MSCO	09/04/14	$2,152,870
SKS Microfinance, Ltd.	MLCO & MSCO	11/05/13 to 09/03/14	$13,141,374
Symphony, Ltd.	MSCO	07/02/14 to 07/11/14	$1,376,195
UPL, Ltd.	MLCO	05/16/14 to 08/25/14	$1,902,651
Va Tech Wabag, Ltd.	MLCO & MSCO	03/06/14 to 08/12/14	$3,898,495
WABCO India, Ltd.	MSCO	07/02/14 to 09/04/14	$2,102,698
Wonderla Holidays, Ltd.	MSCO	08/12/14 to 09/03/14	$2,567,797
Yes Bank, Ltd.	MSCO	07/02/14 to 08/20/14	$6,132,318

ADR	— American Depository Receipt
CSFB	— CS First Boston
GDR	— Global Depository Receipt
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.8%
EUROPE — 47.7%
Germany — 13.0%
Aareal Bank AG	26,620	$1,157,625
Aurelius AG	91,811	3,281,739
Deutsche Annington Immobilien SE	161,608	4,690,680
Deutsche Wohnen AG	164,559	3,516,778
Dialog Semiconductor PLC**	43,399	1,219,369
Drillisch AG	69,931	2,358,326
Krones AG	28,422	2,471,978
KUKA AG	67,734	4,103,069
LEG Immobilien AG**	55,104	3,818,924
MorphoSys AG**	40,192	3,943,916

		30,562,404

United Kingdom — 10.4%
Ashtead Group PLC	428,550	7,246,132
Barratt Developments PLC	276,570	1,775,948
Britvic PLC	122,727	1,329,037
BTG PLC**	187,908	2,132,376
Essentra PLC	134,907	1,744,157
GW Pharmaceuticals PLC — ADR**	14,209	1,148,798
Halma PLC	255,044	2,530,387
Howden Joinery Group PLC	215,753	1,186,056
Optimal Payments PLC**	351,499	2,926,072
Playtech PLC	206,199	2,400,112

		24,419,075

France — 4.2%
Ingenico	48,881	4,993,489
Teleperformance	77,676	4,805,389

		9,798,878

Switzerland — 4.1%
Forbo Holding AG**	3,414	3,488,381
Helvetia Holding AG	8,087	3,926,180
Temenos Group AG**	61,588	2,344,950

		9,759,511

Sweden — 3.2%
Betsson AB**	50,055	1,775,787
Electrolux AB — B	86,617	2,291,461
Husqvarna AB — B	326,278	2,310,533
SSAB AB — A**	141,061	1,211,021

		7,588,802

Luxembourg — 3.0%
Aperam**	75,385	2,353,252
GAGFAH SA**	256,123	4,771,594

		7,124,846

Denmark — 2.3%
Genmab AS**	41,251	1,749,837
Pandora AS	47,729	3,742,324

		5,492,161

Ireland — 2.3%
Greencore Group PLC	222,854	845,389
ICON PLC**	80,820	4,625,329

		5,470,718

Norway — 1.7%
Opera Software ASA	285,193	3,992,857
Finland — 1.0%
Huhtamaki OYJ	86,972	2,388,152

	Number of Shares	Value (Note A)
Italy — 1.0%
Brembo SpA	70,125	$2,295,783
Spain — 1.0%
Gamesa Corp. Tecnologica SA**	208,128	2,294,395
Netherlands — 0.5%
AerCap Holdings NV**	28,100	1,149,290

Total EUROPE		112,336,872

FAR EAST — 29.8%
Japan — 20.8%
Calbee, Inc.	71,618	2,344,277
Fuji Electric Co., Ltd.	613,762	2,971,576
Haseko Corp.	235,900	1,821,813
Hitachi High-Technologies Corp.	42,068	1,208,244
Hoshizaki Electric Co., Ltd.	54,031	2,522,350
Jaccs Co., Ltd.	328,000	1,824,299
Kose Corp.	56,100	2,383,643
M3, Inc.	156,300	2,508,211
Mabuchi Motor Co., Ltd.	28,828	2,512,840
Minebea Co., Ltd.	196,479	2,680,033
Nifco, Inc.	98,526	3,036,406
Nihon M&A Center, Inc.	119,502	3,470,379
Nippon Shinyaku Co., Ltd.	76,000	2,300,615
Nishimatsu Construction Co., Ltd.	256,257	1,158,910
Shimizu Corp.	226,408	1,785,666
Tadano, Ltd.	200,832	3,697,103
Temp Holdings Co., Ltd.	80,934	2,464,733
Topcon Corp.	122,600	2,790,149
Tsuruha Holdings, Inc.	48,080	2,674,155
Zenkoku Hosho Co., Ltd.	102,600	2,862,603

		49,018,005

Australia — 3.3%
Domino’s Pizza Enterprises, Ltd.	130,644	3,000,326
G8 Education, Ltd.	1,043,216	4,676,542

		7,676,868

China — 2.5%
PAX Global Technology, Ltd.**	2,594,115	2,288,478
Sinotrans, Ltd. — H	2,669,839	1,939,238
Sunny Optical Technology Group Co., Ltd.	1,177,612	1,747,116

		5,974,832

Philippines — 1.8%
Bloomberry Resorts Corp.**	3,832,069	1,151,051
Jollibee Foods Corp.	343,997	1,502,388
Megaworld Corp.	14,941,827	1,674,723

		4,328,162

Indonesia — 0.8%
PT Matahari Department Store Tbk	1,328,409	1,768,850
South Korea — 0.6%
Cosmax, Inc.**	11,567	1,424,980

Total FAR EAST		70,191,697

NORTH AMERICA — 17.4%
Canada — 15.9%
Capital Power Corp.	149,009	3,559,079
CCL Industries, Inc. — B	70,286	7,023,893
DeeThree Exploration, Ltd.**	254,769	2,070,090

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
FirstService Corp.	64,113	$3,364,938
Interfor Corp.**	88,517	1,276,440
Intertape Polymer Group, Inc.	150,647	2,188,514
Linamar Corp.	44,696	2,306,736
Open Text Corp.	63,705	3,523,840
Parex Resources, Inc.**	184,606	2,052,185
Pason Systems, Inc.	80,756	2,257,664
Secure Energy Services, Inc.	164,417	3,546,868
SEMAFO, Inc.**	512,301	1,802,282
Stantec, Inc.	35,841	2,345,130
Tim Hortons, Inc.	1	53

		37,317,712

Mexico — 1.5%
Banregio Grupo Financiero SAB de CV	213,100	1,182,875
Compartamos SAB de CV	1,122,271	2,402,389

		3,585,264

Total NORTH AMERICA		40,902,976

SOUTH AMERICA — 0.9%
Brazil — 0.9%
B2W Cia Digital**	161,868	2,157,138

Total EQUITY SECURITIES (Cost $212,393,651)		225,588,683

TOTAL INVESTMENTS (COST $212,393,651)	95.8%	$225,588,683
Other Assets In Excess Of Liabilities	4.2%	9,901,420

Net Assets	100.0%	$235,490,103

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$215,113,568

Gross Appreciation	$19,013,573
Gross Depreciation	(8,538,458)

Net Appreciation	$10,475,115

**	Non-income producing security
ADR	— American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 81.3%
NORTH AMERICA — 61.1%
United States — 53.4%
Actavis PLC**	1,952	$470,979
Allergan, Inc.	2,601	463,472
AMERCO	1,506	394,406
Biogen Idec, Inc.**	955	315,924
Cabela’s, Inc.**	2,923	172,165
Capital One Financial Corp.	2,702	220,537
Celgene Corp.**	4,769	452,006
Constellation Brands, Inc. — A**	2,566	223,653
CoStar Group, Inc.**	1,111	172,805
Costco Wholesale Corp.	3,105	389,119
Delta Air Lines, Inc.	5,510	199,186
DexCom, Inc.**	2,379	95,136
Facebook, Inc. — A**	5,639	445,707
FleetCor Technologies, Inc.**	1,188	168,839
Gilead Sciences, Inc.**	2,245	238,980
Google, Inc. — A**	1,246	733,159
Guidewire Software, Inc.**	4,890	216,823
Intercept Pharmaceuticals, Inc.**	360	85,208
Kirby Corp.**	2,633	310,299
Las Vegas Sands Corp.	5,770	358,952
Lowe’s Companies, Inc.	12,033	636,786
Marathon Petroleum Corp.	2,502	211,844
Mead Johnson Nutrition Co.	3,123	300,495
Microsoft Corp.	6,237	289,147
Mobile Mini, Inc.	8,168	285,635
Pacira Pharmaceuticals, Inc.**	742	71,915
Plains GP Holdings LP — A	6,864	210,382
Regeneron Pharmaceuticals Inc.**	1,049	378,185
Rite Aid Corp.**	30,285	146,579
Roper Industries, Inc.	3,687	539,371
salesforce.com, Inc.**	4,568	262,797
ServiceNow, Inc.**	5,396	317,177
The Priceline Group, Inc.**	231	267,632
The Williams Companies., Inc.	16,293	901,818
TripAdvisor, Inc.**	1,556	142,249
United Continental Holdings, Inc.**	4,547	212,754
Valero Energy Corp.	6,812	315,191
Visa, Inc. — A	1,689	360,382
Yahoo!, Inc.**	6,018	245,233

		12,222,927

Canada — 4.8%
Canadian Pacific Railway, Ltd.	1,138	236,101
Methanex Corp.	3,660	244,488
PrairieSky Royalty, Ltd.	5,876	184,945
Valeant Pharmaceuticals International, Inc.**	3,321	435,159

		1,100,693

	Number of Shares	Value (Note A)
Mexico — 2.9%
Cemex SAB de CV — SP ADR**	19,238	$250,864
Fibra Uno Administracion SA de CV — REIT	123,169	405,168

		656,032

Total NORTH AMERICA		13,979,652

EUROPE — 13.1%
Ireland — 3.5%
Endo International PLC**	4,750	324,615
FleetMatics Group PLC**	4,540	138,470
Perrigo Co., PLC	2,218	333,121

		796,206

United Kingdom — 2.7%
Abengoa Yield PLC**	7,090	252,262
Ashtead Group PLC	21,196	358,392

		610,654

Sweden — 1.6%
Assa Abloy AB — B	7,316	377,764
Switzerland — 1.6%
Roche Holding AG	1,273	377,486
Italy — 1.5%
Intesa Sanpaolo SpA	112,801	342,793
Germany — 1.3%
Aurelius AG	3,863	138,081
Deutsche Annington Immobilien SE	5,168	150,001

		288,082

Belgium — 0.9%
Anheuser-Busch InBev NV — SP ADR	1,914	212,167

Total EUROPE		3,005,152

FAR EAST — 7.1%
China — 6.2%
AIA Group, Ltd.	55,371	286,309
Baidu, Inc. — SP ADR**	1,025	223,686
Melco Crown Entertainment, Ltd. — ADR	7,458	196,071
Michael Kors Holdings, Ltd.**	2,186	156,059
Qihoo 360 Technology Co., Ltd. — ADR**	3,283	221,504
Sands China, Ltd.	32,057	167,203
Tencent Holdings, Ltd.	11,475	170,687

		1,421,519

Philippines — 0.5%
Robinsons Retail Holdings, Inc.	72,252	101,912
Japan — 0.4%
Tokai Tokyo Financial Holdings, Inc.	14,759	101,466

Total FAR EAST		1,624,897

Total EQUITY SECURITIES (Cost $16,579,454)		18,609,701

TOTAL INVESTMENTS (COST $16,579,454)	81.3%	$18,609,701
Other Assets In Excess Of Liabilities	18.7%	4,290,062

Net Assets	100.0%	$22,899,763

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$16,723,333

Gross Appreciation	$2,491,207
Gross Depreciation	(604,839)

Net Appreciation	$1,886,368

**	Non-income producing security
ADR	— American Depository Receipt
LP	— Limited Partnership
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.7%
HEALTH CARE — 26.8%
Biotechnology — 14.2%
Acceleron Pharma, Inc.**	31,012	$937,803
Agios Pharmaceuticals, Inc.**	20,220	1,240,497
Alder Biopharmaceuticals, Inc.**	29,842	378,397
Aquinox Pharmaceuticals, Inc.**	42,642	283,996
Arrowhead Research Corp.**	59,402	877,368
Auspex Pharmaceuticals, Inc.**	20,684	530,958
Avalanche Biotechnologies, Inc.**	10,655	364,294
Bluebird Bio, Inc.**	17,810	639,023
Dyax Corp.**	82,883	838,776
Epizyme, Inc.**	24,977	677,126
Heron Therapeutics, Inc.**	79,961	666,075
Immune Design Corp.**	43,693	771,618
Karyopharm Therapeutics, Inc.**	24,492	855,750
Kindred Biosciences, Inc.**	41,016	379,398
Loxo Oncology, Inc.**	43,191	567,098
MacroGenics, Inc.**	25,737	537,903
Mirati Therapeutics, Inc.**	28,102	492,066
NewLink Genetics Corp.**	20,352	435,940
Oncothyreon, Inc.**	357,077	685,588
Receptos, Inc.**	15,365	954,320
Repligen Corp.**	36,671	730,120
Rigel Pharmaceuticals, Inc.**	134,098	260,150
XOMA Corp.**	124,910	525,871

		14,630,135

Health Care Equipment & Supplies — 5.5%
OraSure Technologies, Inc.**	104,611	755,291
Oxford Immunotec Global PLC**	45,816	699,610
The Spectranetics Corp.**	67,309	1,788,400
TriVascular Technologies, Inc.**	39,594	573,321
Zeltiq Aesthetics, Inc.**	82,110	1,858,149

		5,674,771

Pharmaceuticals — 4.1%
AcelRx Pharmaceuticals, Inc.**	80,038	439,409
ANI Pharmaceuticals, Inc.**	31,633	894,581
Aratana Therapeutics, Inc.**	28,399	285,126
Avanir Pharmaceuticals, Inc.**	137,968	1,644,579
Corium International, Inc.**	83,363	511,849
Revance Therapeutics, Inc.**	23,150	447,490

		4,223,034

Life Sciences Tools & Services — 3.0%
Cambrex Corp.**	40,964	765,208
Fluidigm Corp.**	27,405	671,423

	Number of Shares	Value (Note A)
NeoGenomics, Inc.**	320,404	$1,669,305

		3,105,936

Total HEALTH CARE		27,633,876

INFORMATION TECHNOLOGY — 19.2%
Software — 7.6%
Callidus Software, Inc.**	141,496	1,700,782
ClickSoftware Technologies, Ltd.**	112,392	902,508
Globant SA**	83,847	1,179,727
Interactive Intelligence Group, Inc.**	12,068	504,442
Materialise NV — ADR**	46,554	522,801
Paycom Software, Inc.**	86,114	1,426,048
Proofpoint, Inc.**	44,511	1,653,139

		7,889,447

Semiconductors & Semiconductor Equipment — 5.9%
Ambarella, Inc.**	35,166	1,535,699
Inphi Corp.**	57,454	826,189
Nova Measuring Instruments, Ltd.**	43,069	465,145
Silicon Motion Technology Corp. — ADR	67,222	1,810,961
Tower Semiconductor, Ltd.**	139,403	1,417,729

		6,055,723

Internet Software & Services — 2.3%
Move, Inc.**	42,967	900,588
Q2 Holdings, Inc.**	42,092	589,288
Tucows, Inc. — A**	31,823	475,117
Wix.com, Ltd.**	29,357	477,051

		2,442,044

Computers & Peripherals — 1.5%
Super Micro Computer, Inc.**	51,637	1,519,161
Information Technology Services — 1.1%
Virtusa Corp.**	31,842	1,132,302
Electronic Equipment, Instruments & Components — 0.8%
Methode Electronics, Inc.	13,785	508,253
SuperCom, Ltd.**	23,207	286,606

		794,859

Total INFORMATION TECHNOLOGY		19,833,536

CONSUMER DISCRETIONARY — 17.6%
Media — 2.7%
Carmike Cinemas, Inc.**	16,254	503,549
Rentrak Corp.**	37,631	2,293,233

		2,796,782

Specialty Retail — 2.5%
Christopher & Banks Corp.**	111,579	1,103,516
MarineMax, Inc.**	88,909	1,498,117

		2,601,633

Hotels, Restaurants & Leisure — 2.4%
El Pollo Loco Holdings, Inc.**	6,979	250,616
Fiesta Restaurant Group, Inc.**	33,056	1,642,222
Zoe’s Kitchen, Inc.**	17,878	549,927

		2,442,765

Auto Components — 2.0%
Gentherm, Inc.**	21,886	924,246
Motorcar Parts of America, Inc.**	41,979	1,142,249

		2,066,495

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Leisure Equipment & Products — 2.0%
JAKKS Pacific, Inc.**	95,197	$675,899
Malibu Boats, Inc. — A**	43,820	811,546
Summer Infant, Inc.**	156,824	548,884

		2,036,329

Multiline Retail — 1.8%
Tuesday Morning Corp.**	96,268	1,868,081
Household Durables — 1.4%
Universal Electronics, Inc.**	28,507	1,407,391
Diversified Consumer Services — 1.0%
Capella Education Co.	16,840	1,054,184
Distributors — 1.0%
Core-Mark Holding Co., Inc.	19,490	1,033,750
Textiles, Apparel & Luxury Goods — 0.8%
Sequential Brands Group, Inc.**	68,992	862,400

Total CONSUMER DISCRETIONARY		18,169,810

INDUSTRIALS — 11.4%
Electrical Equipment — 2.2%
Enphase Energy, Inc.**	92,382	1,384,806
Power Solutions International, Inc.**	6,724	463,956
TCP International Holdings, Ltd.**	58,761	447,759

		2,296,521

Machinery — 1.7%
Commercial Vehicle Group, Inc.**	43,578	269,312
Lydall, Inc.**	27,808	751,094
NN, Inc.	28,777	768,921

		1,789,327

Trading Companies & Distributors — 1.3%
H&E Equipment Services, Inc.	33,968	1,368,231
Building Products — 1.3%
Insteel Industries, Inc.	29,165	599,632
Patrick Industries, Inc.**	17,163	727,025

		1,326,657

Professional Services — 1.3%
Paylocity Holding Corp.**	65,415	1,285,405
Road & Rail — 1.2%
Covenant Transportation Group, Inc. — A**	31,121	578,539
Quality Distribution, Inc.**	50,193	641,467

		1,220,006

Aerospace & Defense — 1.1%
Taser International, Inc.**	76,326	1,178,473
Airlines — 0.7%
Hawaiian Holdings, Inc.**	55,183	742,211
Commercial Services & Supplies — 0.6%
Multi-Color Corp.	13,632	619,983

Total INDUSTRIALS		11,826,814

ENERGY — 7.0%
Oil, Gas & Consumable Fuels — 5.7%
Abraxas Petroleum Corp.**	98,269	518,860
Callon Petroleum Co.**	105,529	929,710
Emerald Oil, Inc.**	67,289	413,827

	Number of Shares	Value (Note A)
Nordic American Offshore, Ltd.	33,173	$584,508
Pacific Ethanol, Inc.**	23,909	333,770
PetroQuest Energy, Inc.**	118,272	664,689
Synergy Resources Corp.**	67,079	817,693
Triangle Petroleum Corp.**	109,120	1,201,411
Warren Resources, Inc.**	81,321	431,001

		5,895,469

Energy Equipment & Services — 1.3%
Basic Energy Services, Inc.**	23,206	503,338
Enservco Corp.**	234,877	854,952

		1,358,290

Total ENERGY		7,253,759

CONSUMER STAPLES — 5.4%
Food Products — 3.8%
Calavo Growers, Inc.	22,261	1,004,862
Farmer Brothers Co.**	16,448	476,170
Inventure Foods, Inc.**	68,657	889,795
SunOpta, Inc.**	130,066	1,569,897

		3,940,724

Personal Products — 0.9%
IGI Laboratories, Inc.**	92,247	859,742
Beverages — 0.7%
Craft Brew Alliance, Inc.**	51,160	736,704

Total CONSUMER STAPLES		5,537,170

TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 4.2%
8X8, Inc.**	165,249	1,103,863
GTT Communications, Inc.**	110,229	1,312,827
inContact, Inc.**	217,035	1,887,119

		4,303,809

Total TELECOMMUNICATION SERVICES		4,303,809

FINANCIALS — 4.1%
Capital Markets — 2.1%
Actua Corp.**	33,082	529,974
Ladenburg Thalmann Financial Services, Inc.**	151,711	643,255
Marcus & Millichap, Inc.**	33,107	1,001,818

		2,175,047

Thrifts & Mortgage Finance — 1.0%
Tree.com, Inc.**	29,361	1,053,766
Real Estate Investment Trusts — 1.0%
Summit Hotel Properties, Inc. — REIT	92,041	992,202

Total FINANCIALS		4,221,015

Total EQUITY SECURITIES (Cost $87,154,057)		98,779,789

TOTAL INVESTMENTS (COST $87,154,057)	95.7%	$98,779,789
Other Assets In Excess Of Liabilities	4.3%	4,445,561

Net Assets	100.0%	$103,225,350

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2014 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$87,558,986

Gross Appreciation	$16,384,110
Gross Depreciation	(5,163,307)

Net Appreciation	$11,220,803

**	Non-income producing security
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of September 30, 2014 is as follows:

Fund	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$87,760,160	$87,760,160	$—	$—

Driehaus Emerging Markets Growth Fund
Equity Securities*	$1,767,859,210	$1,767,859,210	$—	$—
Equity Certificates*	39,293,424	—	39,293,424	—

Total Investments	$1,807,152,634	$1,767,859,210	$39,293,424	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$276,325,620	$276,325,620	$—	$—
Equity Certificates*	89,853,132	—	89,853,132	—
Rights*	3,321,277	—	3,321,277	—
Purchased Put Options by Risk Category:
Equity Contracts	5,191,865	5,191,865	—	—

Total Investments	$374,691,894	$281,517,485	$93,174,409	$—

Liabilities:
Written Put Options by Risk Category:
Equity Contracts	$(1,196,000)	$(1,196,000)	$—	$—

Total Liabilities	$(1,196,000)	$(1,196,000)	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$225,588,683	$225,588,683	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$18,609,701	$18,609,701	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$98,779,789	$98,779,789	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Driehaus Mutual Funds

Notes to Schedules of Investments

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended September 30, 2014, there were no transfers from Level 2 to Level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2014 through September 30, 2014, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund was $3,431,301 and $220,753, respectively.

The premiums received and the number of option contracts written during the period ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Driehaus Emerging Markets Small Cap Growth Fund
Options outstanding at December 31, 2013	—	$—
Options written	222,715	6,422,264
Options closed	(184,215)	(5,539,251)
Options expired	(17,000)	(283,014)

Options outstanding at September 30, 2014	21,500	$599,999

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2014, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Driehaus Mutual Funds

Notes to Schedules of Investments

The following table sets forth the fair value of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of September 30, 2014:

Risk exposure category	Asset derivatives	Fair value
Equity contracts	Investments, at market value	$39,293,424

The following table sets forth the fair value of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of September 30, 2014:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair Value
Equity contracts*	Investments, at market value	$95,044,997	Outstanding options written, at value	$1,196,000

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 5.23%
ARLP Securitization Trust Series 2014-1 3.47%, 9/25/44 [1]	$30,000,000	$30,000,000
Citigroup Mortgage Loan Trust, Inc. 0.22%, 1/25/37 [2]	338,315	221,847
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48	16,986,714	18,140,519
Countrywide Asset-Backed Certificates 0.63%, 4/25/34 [2]	122,988	114,041
Fannie Mae REMICS 0.80%, 9/25/23 [2]	5,460,812	5,502,058
Fannie Mae REMICS 0.47%, 6/25/36 [2]	8,565,900	8,584,343
Freddie Mac REMICS 2.00%, 2/15/27	50,571,287	50,155,389
Freddie Mac REMICS 2.00%, 4/15/28	60,137,466	59,375,584
Freddie Mac REMICS 0.35%, 1/15/35 [2]	5,166,261	5,163,600
JP Morgan Resecuritization Trust Series 2009-10 2.36%, 8/26/36 [1,2]	13,113,233	13,254,725
Merrill Lynch Mortgage Investors, Inc. 1.09%, 8/25/35 [2]	124,929	120,452
Oak Hill Advisors Residential Loan Trust 2014-NPL1 2.88%, 5/25/54 [1]	28,572,855	28,586,256
Wells Fargo Mortgage Loan Trust 0.42%, 8/27/37 [1,2]	20,380,048	19,404,965

Total ASSET-BACKED SECURITIES (Cost $239,954,232)		238,623,779

BANK LOANS — 27.09%
Apparel — 1.17%
Calceus Acquisition, Inc. 5.00%, 2/1/20 [2]	27,533,353	26,982,686
Stuart Weitzman Acquisition Co. LLC 4.50%, 3/4/20 [2]	26,683,125	26,232,847

		53,215,533

Biotechnology — 0.14%
STHI Holding Corp. 4.50%, 7/30/21 [2]	6,500,000	6,453,960
Building Materials — 1.37%
Cemex Espana S.A. (Spain) 4.66%, 2/14/17 [2]	50,268,679	49,891,663
Cemex S.A.B. de C.V. (Mexico) 4.66%, 2/14/17 [2]	12,862,929	12,766,457

		62,658,120

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Commercial Services — 0.19%
Westway Group, Inc. 4.50%, 2/27/20 [2]	$8,562,963	$8,541,555
Diversified Financial Services — 2.29%
Ocwen Financial Corp. 5.00%, 1/15/18 [2]	64,185,143	63,168,899
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18 [2]	42,729,329	41,487,530

		104,656,429

Electronics — 0.92%
NuSil Technology LLC 5.25%, 3/28/17 [2]	42,614,148	41,868,401
Entertainment — 1.08%
Graton Resort & Casino 9.00%, 8/14/18 [2]	28,528,125	29,276,988
Peninsula Gaming LLC / Peninsula Gaming Corp. 4.25%, 11/20/17 [2]	7,691,212	7,611,901
WMG Acquisition Corp. 3.75%, 7/3/20 [2]	13,001,670	12,543,361

		49,432,250

Environmental Control — 0.22%
WTG Holdings III Corp. 4.75%, 12/20/20 [2]	9,925,000	9,862,969
Food — 0.25%
Fairway Group Acquisition Co. 5.00%, 8/17/18 [2]	982,500	962,032
SUPERVALU, Inc. 4.50%, 3/21/19 [2]	10,804,661	10,645,973

		11,608,005

Healthcare—Services — 1.62%
Gentiva Health Services, Inc. 6.50%, 10/10/19 [2]	22,795,163	22,833,162
Kindred Healthcare, Inc. 4.00%, 3/28/21 [2]	19,950,000	19,725,563
National Mentor Holdings, Inc. 4.75%, 1/29/21 [2]	31,355,000	31,172,106

		73,730,831

Holding Companies—Diversified — 0.27%
Osmose Holdings, Inc. 4.75%, 7/23/21 [2]	12,468,750	12,344,062

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Internet — 0.59%
ProQuest LLC 5.25%, 9/23/21 [2]	$27,000,000	$26,865,000
Investment Companies — 0.55%
Larchmont Resources LLC 8.25%, 8/7/19 [2]	24,687,500	24,903,516
Leisure Time — 1.59%
Equinox Holdings, Inc. 4.50%, 2/1/20 [2]	63,224,590	62,302,585
Equinox Holdings, Inc. 9.75%, 5/16/20 [2]	10,000,000	10,100,000

		72,402,585

Lodging — 2.39%
Las Vegas Sands LLC 3.25%, 12/19/20 [2]	25,000,000	24,843,750
MGM Resorts International 3.50%, 12/20/19 [2]	85,768,669	84,267,717

		109,111,467

Media — 1.54%
Springer Science+Business Media GmbH (Germany) 4.75%, 8/15/20 [2]	71,305,588	70,436,587
Real Estate Investment Trusts — 0.89%
Starwood Property Trust, Inc. 3.50%, 4/11/20 [2]	41,481,338	40,794,324
Retail — 4.87%
Hudson’s Bay Co. (Canada) 4.75%, 10/7/20 [2]	13,875,000	13,866,328
JC Penney Corp., Inc. 6.00%, 5/22/18 [2]	43,089,612	43,112,708
Michaels Stores, Inc. 4.00%, 1/28/20 [2]	4,000,000	3,953,332
Michaels Stores, Inc. 3.75%, 1/31/20 [2]	987,500	969,478
Neiman Marcus Group Ltd. LLC 4.25%, 10/18/20 [2]	95,031,261	93,368,215
Rite Aid Corp. 5.75%, 8/29/20 [2]	17,830,000	18,047,312
Rite Aid Corp. 4.88%, 6/13/21 [2]	48,950,000	48,868,400

		222,185,773

Semiconductors — 0.46%
VAT Holding A.G. (Switzerland) 4.75%, 1/28/21 [2]	21,094,000	20,970,959

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 3.83%
Applied Systems, Inc. 4.25%, 1/15/21 [2]	$48,876,698	$48,387,931
BMC Software, Inc. (Ireland) 5.00%, 9/10/20 [2]	7,940,000	7,810,975
BMC Software, Inc. 5.00%, 9/10/20 [2]	68,002,222	66,973,689
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/23/21 [2]	40,000,000	39,266,680
First Data Corp. 3.65%, 3/24/18 [2]	12,413,433	12,172,923

		174,612,198

Telecommunications — 0.86%
Cincinnati Bell, Inc. 4.00%, 9/10/20 [2]	39,700,000	39,183,900

Total BANK LOANS (Cost $1,247,592,554)		1,235,838,424

CORPORATE BONDS — 28.65%
Banks — 2.41%
Chase Capital II 0.74%, 2/1/27 [2]	11,879,000	10,334,730
First Chicago NBD Institutional Capital I 0.79%, 2/1/27 [2]	725,000	630,750
JP Morgan Chase Capital XXIII 1.23%, 5/15/77 [2]	4,000,000	3,240,000
JPMorgan Chase & Co. 7.90%, 4/29/49 [2]	25,313,000	27,401,322
JPMorgan Chase Capital XXI 1.19%, 1/15/87 [2]	15,000,000	12,768,750
Royal Bank of Scotland Group PLC (United Kingdom) 7.65%, 8/29/49 [2,3]	46,708,000	54,648,360
Wachovia Capital Trust III 5.57%, 3/29/49 [2]	1,000,000	968,750

		109,992,662

Biotechnology — 0.81%
STHI Holding Corp. 8.00%, 3/15/18 [1]	35,673,000	36,921,555
Building Materials — 0.72%
Cemex S.A.B. de C.V. (Mexico) 4.98%, 10/15/18 [1,2,3]	20,180,000	21,390,800
Cemex S.A.B. de C.V. (Mexico) 6.50%, 12/10/19 [1,3]	11,345,000	11,713,713

		33,104,513

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Chemicals — 0.05%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	$2,000,000	$2,037,500
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [5]	4,540,000	45,400

		2,082,900

Commercial Services — 0.52%
DynCorp International, Inc. 10.38%, 7/1/17	27,373,000	23,609,213
Computers — 0.35%
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20 [3]	15,000,000	15,900,000
Diversified Financial Services — 6.15%
American Express Co. 6.80%, 9/1/66 [2]	67,984,000	72,572,920
E*TRADE Financial Corp. 6.00%, 11/15/17	26,000,000	26,780,000
E*TRADE Financial Corp. 6.38%, 11/15/19	48,487,000	50,911,350
GE Capital Trust I 6.38%, 11/15/67 [2]	34,140,000	36,871,200
General Electric Capital Corp. 7.13%, 12/29/49 [2]	7,000,000	8,102,500
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24 [1]	73,000,000	75,306,946
Textron Financial Corp. 6.00%, 2/15/67 [1,2]	10,824,000	9,849,840

		280,394,756

Entertainment — 0.35%
Gala Group Finance PLC (United Kingdom) 8.88%, 9/1/18 [3]	8,100,000	13,721,024
Production Resource Group, Inc. 8.88%, 5/1/19	2,970,000	2,346,300

		16,067,324

Healthcare – Products — 0.70%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	30,166,000	31,938,253
Healthcare – Services — 1.07%
Healthsouth Corp. 7.75%, 9/15/22	15,639,000	16,675,084
Kindred Healthcare, Inc. 6.38%, 4/15/22 [1]	16,777,000	16,357,575
National Mentor, Inc. 12.50%, 2/15/18 [1]	14,928,000	15,786,360

		48,819,019

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Insurance — 0.71%
Chubb Corp. 6.38%, 3/29/67 [2]	$29,500,000	$32,339,375
Internet — 0.04%
Mood Media Corp. (Canada) 9.25%, 10/15/20 [1,3]	2,500,000	2,050,000
Iron/Steel — 0.88%
Edgen Murray Corp. 8.75%, 11/1/20 [1]	36,540,000	40,194,000
Lodging — 0.16%
Station Casinos LLC 7.50%, 3/1/21	7,000,000	7,297,500
Media — 0.98%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	810,000	820,125
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	2,190,000	2,239,275
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18 [1]	39,790,000	41,699,920

		44,759,320

Metal Fabricate/Hardware — 0.11%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	4,630,000	4,954,100
Miscellaneous Manufacturing — 0.91%
Amsted Industries, Inc. 5.00%, 3/15/22 [1]	43,000,000	41,763,750
Oil & Gas — 4.24%
California Resources Corp. 5.00%, 1/15/20 [1]	38,850,000	39,432,750
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 [1]	54,953,500	52,205,825
Chesapeake Energy Corp. 4.88%, 4/15/22	15,000,000	15,075,000
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18 [1,3]	23,100,000	24,255,000
United Refining Co. 10.50%, 2/28/18	23,834,000	25,383,210
Venoco, Inc. 8.88%, 2/15/19	40,670,000	37,009,700

		193,361,485

Packaging & Containers — 1.04%
Berry Plastics Corp. 9.75%, 1/15/21	42,781,000	47,379,957

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pipelines — 0.89%
Enbridge Energy Partners LP 8.05%, 10/1/77 [2]	$31,500,000	$35,516,250
Sabine Pass Liquefaction LLC 5.63%, 2/1/21	3,000,000	3,082,500
Sabine Pass Liquefaction LLC 5.63%, 4/15/23	2,000,000	2,020,000

		40,618,750

Retail — 2.79%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	15,400,000	15,669,500
Claire’s Stores, Inc. 6.13%, 3/15/20 [1]	16,972,000	15,614,240
Michaels Stores, Inc. 5.88%, 12/15/20 [1]	19,000,000	18,905,000
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,150,000
Rite Aid Corp. 9.25%, 3/15/20	27,800,000	30,302,000
Rite Aid Corp. 8.00%, 8/15/20	13,425,000	14,364,750
Rite Aid Corp. 6.75%, 6/15/21	28,570,000	29,212,825

		127,218,315

Software — 1.87%
First Data Corp. 6.75%, 11/1/20 [1]	14,444,000	15,310,640
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	71,687,000	70,074,042

		85,384,682

Telecommunications — 0.90%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/17 [1]	5,000,000	5,056,250
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	4,712,500
CommScope, Inc. 5.00%, 6/15/21 [1]	2,000,000	1,960,000
CommScope, Inc. 5.50%, 6/15/24 [1]	1,000,000	982,500
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15 [3,5]	14,000,000	15,750,000

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16 [3,5]	$11,000,000	$12,512,500

		40,973,750

Total CORPORATE BONDS (Cost $1,282,130,020)		1,307,125,179

CONVERTIBLE CORPORATE BONDS — 5.03%
Auto Manufacturers — 1.43%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	65,379,563
Electrical Components & Equipment — 0.04%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/15 [3,5]	27,872,000	1,644,448
Internet — 0.57%
Equinix, Inc. 3.00%, 10/15/15	13,600,000	26,103,500
Lodging — 0.86%
MGM Resorts International 4.25%, 4/15/15	31,000,000	39,040,625
Real Estate Investment Trusts — 1.52%
Gaylord Entertainment Co. 3.75%, 10/1/14 [1,4]	13,730,000	31,656,231
Host Hotels & Resorts LP 2.50%, 10/15/29 [1]	23,000,000	37,935,625

		69,591,856

Telecommunications — 0.61%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15 [3,5]	19,125,000	18,814,219
Nortel Networks Corp. (Canada) 2.13%, 4/15/15 [3,5]	9,000,000	8,876,250

		27,690,469

Total CONVERTIBLE CORPORATE BONDS (Cost $185,195,171)		229,450,461

U.S. GOVERNMENT AND AGENCY SECURITIES — 3.76%
Fannie Mae Pool 2.50%, 1/1/23	37,664,669	38,612,011
Fannie Mae REMICS 1.50%, 4/25/28	95,036,701	91,778,843
Freddie Mac Non Gold Pool 2.44%, 6/1/34[2]	630,029	675,275
Freddie Mac REMICS 1.50%, 3/15/28	41,921,174	40,432,553

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $176,479,686)		171,498,682

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — 1.14%
Auto Manufacturers — 0.69%
General Motors Co.	857,291	$27,381,887
Motors Liquidation Co. GUC Trust *	167,113	4,085,913

		31,467,800

Media — 0.45%
Time Warner Cable, Inc.	142,821	20,493,385

Total COMMON STOCK (Cost $41,852,875)		51,961,185

CONVERTIBLE PREFERRED STOCK — 0.41%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow – B 5.25%, 3/6/34 [4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow – C 6.25%, 12/15/12 [4]	11,790,650	—

		—

Banks — 0.41%
Bank of America Corp. 7.25%, 12/31/49	16,322	18,713,173

Total CONVERTIBLE PREFERRED STOCK (Cost $15,382,327)		18,713,173

PREFERRED STOCKS — 3.98%
Banks — 1.00%
GMAC Capital Trust I 8.13%, 2/15/40 [2]	1,710,062	45,504,750
Diversified Financial Services — 0.61%
RBS Capital Funding Trust V 5.90%, 12/31/49	300,000	7,062,000
RBS Capital Funding Trust VII 6.08%, 12/31/19	865,912	20,686,638

		27,748,638

Holding Companies – Diversified — 1.37%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16 [1]	57,905	62,718,353
Telecommunications — 1.00%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20 [1,3]	36,242	45,506,361

Total PREFERRED STOCKS (Cost $164,567,823)		181,478,102

PURCHASED PUT OPTIONS — 0.54%
Crude Oil Futures, Knock-in Rate: $78.00, Exercise Price: $83.00, Expiration Date: April, 2015*	2,738,190	5,202,561

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
S&P 500 Index, Exercise Price: $1,875.00, Expiration Date: October, 2014*	4,475	$4,676,375
S&P 500 Index, Exercise Price: $1,975.00, Expiration Date: October, 2014*	4,475	14,633,250

Total PURCHASED PUT OPTIONS (Premiums Paid $24,362,101)		24,512,186

SHORT-TERM INVESTMENTS — 0.30%
UMB Money Market Fiduciary 0.01%	13,705,590	13,705,590

Total SHORT-TERM INVESTMENTS (Cost $13,705,590)		13,705,590

WARRANTS — 0.38%
General Motors Co. – CW 16, Strike Price: $10.00, Expiration Date: 7/10/16*	32,132	719,118
General Motors Co. – CW 19, Strike Price: $18.33, Expiration Date: 7/10/19*	1,168,287	16,881,749

Total WARRANTS (Cost $21,643,013)		17,600,867

TOTAL INVESTMENTS (Cost $3,412,865,392)	76.51%	3,490,507,628
Other Assets less Liabilities	23.49%	1,071,919,984

Net Assets	100.00%	$4,562,427,612

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (5.93)%
CORPORATE BONDS — (1.02)%
Chemicals — (0.14)%
Huntsman International LLC 8.63%, 3/15/21	$(6,000,000)	$(6,540,000)
Lodging — (0.18)%
MGM Resorts International 7.63%, 1/15/17	(7,315,000)	(7,991,638)
Oil & Gas — (0.56)%
Petrobras International Finance Co. S.A. (Luxembourg) 5.38%, 1/27/21 [3]	(25,000,000)	(25,520,500)
Retail — (0.14)%
Sears Holdings Corp. 6.63%, 10/15/18	(7,000,000)	(6,335,000)

Total CORPORATE BONDS (Proceeds $46,171,595)		(46,387,138)

COMMON STOCK — (4.09)%
Auto Manufacturers — (1.13)%
Ford Motor Co.	(3,491,935)	(51,645,719)
Banks — (0.24)%
Bank of America Corp.	(628,321)	(10,712,873)
Healthcare – Services — (0.10)%
Kindred Healthcare, Inc.	(221,974)	(4,306,295)
Internet — (0.59)%
Equinix, Inc. *	(126,233)	(26,821,988)
Lodging — (0.54)%
MGM Resorts International *	(1,088,974)	(24,806,828)
Media — (0.48)%
Comcast Corp. – Cl. A	(410,609)	(22,082,552)
Real Estate Investment Trusts — (1.01)%
Host Hotels & Resorts, Inc.	(1,193,449)	(25,456,267)
Ryman Hospitality Properties	(438,718)	(20,751,361)

		(46,207,628)

Total COMMON STOCK (Proceeds $153,150,045)		(186,583,883)

WRITTEN PUT OPTIONS — (0.33)%
S&P 500 Index, Exercise Price: $1,925.00, Expiration Date: October, 2014*	(8,950)	(15,215,000)

Total WRITTEN PUT OPTIONS (Premiums Received $16,530,308)		(15,215,000)

EXCHANGE-TRADED FUND — (0.49)%
SPDR Barclays High Yield Bond ETF	(557,235)	(22,389,702)

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Total EXCHANGE-TRADED FUND (Proceeds $21,731,230)		$(22,389,702)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $237,583,178)	(5.93)%	$(270,575,723)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Merrill Lynch	Ally Financial, Inc.
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00%	3/20/2019	$(1,581,464)	$100,634	Bankruptcy/FTP	BB
Merrill Lynch	Ally Financial, Inc.
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00	12/20/2018	(1,492,458)	52,930	Bankruptcy/FTP	BB
Morgan Stanley	American Express Co.
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(628,270)	Bankruptcy/FTP	BBB+
Goldman Sachs	American Express Co.
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(152,390)	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp.
	6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,631,103)	Bankruptcy/FTP	NR
Goldman Sachs	Brunswick Corp.
	7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(163,213)	Bankruptcy/FTP	BB+
Goldman Sachs	Brunswick Corp.								Restructuring/
	7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	20,541	Bankruptcy/FTP	BB+
Merrill Lynch	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(502,541)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(449,684)	Bankruptcy/FTP	A-
Morgan Stanley	Enbridge Energy, L.P.
	4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(124,085)	Bankruptcy/FTP	NR
Goldman Sachs	First Data Corp.
	9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/20/2017	540,000	(793,026)	Bankruptcy/FTP	B-
Morgan Stanley	First Data Corp.
	9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/20/2017	1,150,000	(1,993,422)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp.
	9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(691,536)	Bankruptcy/FTP	B-
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(302,798)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(151,357)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(154,778)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(165,780)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(669,244)	Bankruptcy/FTP	NR
Goldman Sachs	Host Hotels & Resorts, Inc.
	6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,245,773)	Bankruptcy/FTP	BBB
Goldman Sachs	Huntsman Corp.
	11.50%, 7/15/12	USD	5,000,000	Pay	1.00	12/20/2016	124,119	(567,917)	Bankruptcy/FTP	NR
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(916,979)	Bankruptcy/FTP	CCC-
Morgan Stanley	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	(10,000,000)	Receive	5.00	12/20/2014	(375,000)	469,070	Bankruptcy/FTP	CCC-
Goldman Sachs	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	(13,334,000)	Receive	5.00	3/20/2015	(933,380)	1,178,980	Bankruptcy/FTP	CCC-
Goldman Sachs	Limited Brands, Inc.
	6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(812,589)	Bankruptcy/FTP	BB-
Goldman Sachs	Liz Claiborne, Inc.
	5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(1,267,800)	Bankruptcy/FTP	NR
Goldman Sachs	The Markit CDX NA
	High Yield Series 17 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,475,875	(2,348,099)	Bankruptcy/FTP	NA
Merrill Lynch	The Markit CDX NA
	High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	550,000	(844,836)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(1,531,764)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	(75,280)	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	(72,291)	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	42,881	Bankruptcy/FTP	NA

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	15,000,000	Pay	1.00%	12/20/2015	$1,047,333	$(1,202,224)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(323,636)	Bankruptcy/FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(235,059)	Bankruptcy/FTP	NR
Morgan Stanley	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(320,132)	Bankruptcy/FTP	BBB
Merrill Lynch	Pitney Bowes, Inc.
	4.63%, 10/01/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(676,084)	Bankruptcy/FTP	BBB
Goldman Sachs	Realogy Corp.
	10.50%, 4/15/14	USD	3,000,000	Pay	5.00	3/20/2016	285,000	(459,415)	Bankruptcy/FTP	B
Merrill Lynch	Realogy Corp.
	10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(306,276)	Bankruptcy/FTP	B
JP Morgan	Republic of Brazil
	12.25%, 3/6/30	USD	15,000,000	Pay	1.00	12/20/2019	491,493	54,564	Bankruptcy/FTP	BBB-
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,487,227)	Bankruptcy/FTP	NR
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	380,000	193,292	Bankruptcy/FTP	CCC+
Merrill Lynch	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	372,000	201,292	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	8,000,000	Pay	5.00	3/20/2019	1,500,000	1,366,462	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	4,000,000	Pay	5.00	3/20/2019	760,000	673,231	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	296,000	277,292	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	2,400,000	Pay	5.00	3/20/2019	456,000	403,939	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	292,000	281,292	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	284,000	289,292	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	4,000,000	Pay	5.00	6/20/2019	740,000	718,759	Bankruptcy/FTP	CCC+
Morgan Stanley	Sprint Nextel Corp.
	6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	9,488	Bankruptcy/FTP	BB-
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(103,413)	(186,317)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(109,079)	(180,650)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(142,039)	(147,690)	Bankruptcy/FTP	B-
Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	218,215	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	208,182	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(213,430)	Bankruptcy/FTP	BBB-
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	23,652	Bankruptcy/FTP	BBB-
Morgan Stanley	Vulcan Materials Co.
	6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(784,581)	Bankruptcy/FTP	BB+

Total Credit Default Swaps							6,145,153	(17,995,288)

Total Swap Contracts							$6,145,153	$(17,995,288)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR—Euro

USD—United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (Unaudited)

SWAPTIONS

Interest Rate Swaptions

							Premium
			Notional	Pay/Receive	Exercise	Expiration	Paid	Market
Counterparty	Floating Rate Index	Currency	Amount	Fixed rate	Rate	Date	(Received)	Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	348,000,000	Pay	2.31%	11/21/2014	$3,197,900	$3,459,127
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	163,000,000	Pay	1.93	11/21/2014	1,120,600	1,266,406
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	63,000,000	Pay	2.66	11/21/2014	798,500	724,483

Total Interest Rate Swaptions							5,117,000	5,450,016

TOTAL SWAPTIONS							$5,117,000	$5,450,016

USD—United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2014 (Unaudited)

FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)
U.S. 5 Year Treasury Note	(1,803)	December 2014	$195,563
U.S. 10 Year Treasury Note	(1,694)	December 2014	318,591
U.S. Treasury Long Bond	(147)	December 2014	49,111

Total Futures Contracts			$563,265

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 0.97%
Freddie Mac REMICS 2.00%, 2/15/27	$5,619,032	$5,572,821
Freddie Mac REMICS 2.00%, 4/15/28	6,681,941	6,597,287

Total ASSET-BACKED SECURITIES (Cost $12,411,281)		12,170,108

BANK LOANS — 21.95%
Commercial Services — 0.75%
Westway Group, Inc. 4.50%, 2/27/20 [2]	9,419,259	9,395,711
Diversified Financial Services — 0.82%
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18 [2]	10,682,332	10,371,882
Engineering & Construction — 0.82%
Deutsche Raststatten Gruppe III GmbH (Germany) 12.50%, 12/10/21 [2]	7,442,330	10,246,481
Environmental Control — 0.16%
WTG Holdings III Corp. 8.50%, 1/15/22 [2]	2,000,000	1,995,000
Food — 5.15%
Fairway Group Acquisition Co. 5.00%, 8/17/18 [2]	22,559,632	22,089,647
Hostess Brands, Inc. 6.75%, 3/12/20 [2]	16,915,000	17,359,019
Roundy’s Supermarkets, Inc. 5.75%, 3/3/21 [2]	17,414,994	16,448,461
SUPERVALU, Inc. 4.50%, 3/21/19 [2]	8,863,639	8,733,459

		64,630,586

Internet — 0.97%
Mood Media Corp. (Canada) 7.00%, 5/1/19 [2]	12,350,576	12,165,317
Leisure Time — 0.86%
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	10,690,000	10,796,900
Oil & Gas — 5.16%
Bennu Oil & Gas LLC 8.75%, 11/1/18 [2]	26,116,618	25,986,035
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/8/18 [2]	38,750,000	38,846,875

		64,832,910

Retail — 1.37%
JC Penney Corp., Inc. 6.00%, 5/22/18 [2]	17,177,662	17,186,869

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 5.89%
Applied Systems, Inc. 7.50%, 1/23/22 [2]	$44,000,000	$43,857,000
Evergreen Skills Lux Sarl (Luxembourg) 9.25%, 4/28/22 [2]	31,000,000	30,070,000

		73,927,000

Total BANK LOANS (Cost $280,158,695)		275,548,656

CORPORATE BONDS — 50.44%
Banks — 1.55%
Royal Bank of Scotland Group PLC (United Kingdom) 5.50%, 11/29/49 [3]	15,957,000	19,449,924
Building Materials — 2.24%
Cemex Finance LLC 9.38%, 10/12/22 [1]	15,000,000	16,912,500
Cemex Finance LLC 9.38%, 10/12/22	1,000,000	1,127,500
Cemex Finance LLC 6.00%, 4/1/24 [1]	5,000,000	4,986,000
Cemex SAB de CV (Mexico) 5.23%, 9/30/15 [1,2,3]	4,930,000	5,043,144

		28,069,144

Chemicals — 2.25%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19 [1,3]	27,565,000	28,254,125
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [5]	5,530,000	55,300

		28,309,425

Commercial Services — 0.93%
DynCorp International, Inc. 10.38%, 7/1/17	13,490,000	11,635,125
Diversified Financial Services — 5.15%
Cementos Progreso Trust (Cayman Islands) 7.13%, 11/6/23 [1,3]	8,500,000	9,120,500
Denver Parent Corp. 12.25%, 8/15/18	23,424,812	21,550,827
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24 [1]	33,000,000	34,042,866

		64,714,193

Entertainment — 3.71%
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.38%, 2/15/18 [1]	14,000,000	14,612,500
Graton Economic Development Authority 9.63%, 9/1/19 [1]	27,955,000	31,938,587
Production Resource Group, Inc. 8.88%, 5/1/19	5,000	3,950

		46,555,037

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Food — 1.17%
WM Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26 [3]	$10,000,000	$14,730,005
Healthcare—Products — 0.67%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	7,930,000	8,395,888
Healthcare—Services — 3.28%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	23,685,000	19,362,487
Kindred Healthcare, Inc. 6.38%, 4/15/22 [1]	14,473,000	14,111,175
National Mentor, Inc. 12.50%, 2/15/18 [1]	7,311,000	7,731,383

		41,205,045

Internet — 0.56%
Mood Media Corp. (Canada) 9.25%, 10/15/20 [1,3]	8,500,000	6,970,000
Miscellaneous Manufacturing — 0.22%
Amsted Industries, Inc. 5.00%, 3/15/22 [1]	2,900,000	2,816,625
Oil & Gas — 10.17%
California Resources Corp. 6.00%, 11/15/24 [1]	27,000,000	27,742,500
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 [1]	52,312,500	49,696,875
Memorial Resource Development Corp. 5.88%, 7/1/22 [1]	7,000,000	6,842,500
Sanchez Energy Corp. 7.75%, 6/15/21	16,600,000	17,762,000
Sanchez Energy Corp. 6.13%, 1/15/23 [1]	11,000,000	10,893,300
Venoco, Inc. 8.88%, 2/15/19	16,173,000	14,717,430

		127,654,605

Packaging & Containers — 1.77%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22 [3]	18,000,000	22,169,761

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Restaurants — 2.06%
Ruby Tuesday, Inc. 7.63%, 5/15/20	$26,150,000	$25,888,500
Retail — 7.32%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	14,600,000	14,855,500
Claire’s Stores, Inc. 7.75%, 6/1/20 [1]	2,000,000	1,410,000
Conn’s, Inc. 7.25%, 7/15/22 [1]	19,000,000	16,173,750
Neiman Marcus Group, Inc. 8.00%, 10/15/21 [1]	26,000,000	27,040,000
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,578,000
Rite Aid Corp. 6.75%, 6/15/21	27,250,000	27,863,125

		91,920,375

Software — 3.01%
First Data Corp. 10.63%, 6/15/21	3,246,000	3,692,325
First Data Corp. 11.75%, 8/15/21	5,842,000	6,762,115
First Data Holdings, Inc. 14.50%, 9/24/19 [1]	1,505,118	1,580,374
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	26,388,000	25,794,270

		37,829,084

Telecommunications — 4.38%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/20 [1]	8,270,000	8,952,275
Alcatel-Lucent USA, Inc. 6.75%, 11/15/20 [1]	11,000,000	11,165,000
Cincinnati Bell, Inc. 8.75%, 3/15/18	9,305,000	9,653,937
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21 [3]	15,401,000	15,689,769
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15 [3,5]	8,500,000	9,562,500

		55,023,481

Total CORPORATE BONDS (Cost $644,235,814)		633,336,217

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 5.94%
Building Materials — 1.15%
Cemex SAB de CV (Mexico) 4.88%, 3/15/15 [3]	$12,000,000	$14,370,000
Electrical Components & Equipment — 1.69%
SunPower Corp. 4.50%, 3/15/15	13,836,000	20,996,130
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/15 [3,5]	4,000,000	236,000

		21,232,130

Holding Companies – Diversified — 1.23%
Gala Electric Casinos PLC (United Kingdom) 11.50%, 6/1/19 [3]	9,000,000	15,427,946
Lodging — 1.45%
MGM Resorts International 4.25%, 4/15/15	14,500,000	18,260,938
Mining — 0.04%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17 [3]	2,000,000	500,000
Telecommunications — 0.38%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15 [3,5]	1,875,000	1,844,531
Nortel Networks Corp. (Canada) 2.13%, 4/15/15 [3,5]	3,000,000	2,958,750

		4,803,281

Total CONVERTIBLE CORPORATE BONDS (Cost $69,797,705)		74,594,295

COMMON STOCK — 7.25%
Agriculture — 0.78%
Lorillard, Inc.	163,355	9,786,598
Auto Manufacturers — 1.55%
General Motors Co.	611,099	19,518,498
Auto Parts & Equipment — 0.48%
TRW Automotive Holdings Corp. *	60,000	6,075,000
Media — 1.72%
Time Warner Cable, Inc.	150,279	21,563,534
Oil & Gas — 0.51%
Calumet Specialty Products Partners LP	234,972	6,449,982
Restaurants — 0.56%
Ruby Tuesday, Inc. *	1,193,810	7,031,541
Software — 0.51%
Concur Technologies, Inc. *	50,000	6,341,000

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 1.14%
Cincinnati Bell, Inc. *	3,085,444	$10,397,946
T-Mobile US, Inc. *	135,000	3,897,450

		14,295,396

Total COMMON STOCK (Cost $95,775,335)		91,061,549

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow – C 7.25%, 4/15/14 [4]	94,958	—

Total CONVERTIBLE PREFERRED STOCK (Cost $0)		—

PURCHASED PUT OPTIONS — 0.74%
Crude Oil Futures, Knock-in Rate: $78.00, Exercise Price: $83.00, Expiration Date: April 2015*	773,810	1,470,239
S&P 500 Index, Exercise Price: $1,875.00, Expiration Date: October 2014*	1,825	1,907,125
S&P 500 Index, Exercise Price: $1,975.00, Expiration Date: October 2014*	1,825	5,967,750

Total PURCHASED PUT OPTIONS (Premiums paid $9,359,340)		9,345,114

SHORT-TERM INVESTMENTS — 1.42%
UMB Money Market Fiduciary 0.01%	17,769,596	17,769,596

Total SHORT-TERM INVESTMENTS (Cost $17,769,596)		17,769,596

WARRANTS — 0.03%
General Motors Co. – CW 16, Strike Price $10.00, Expiration Date 7/10/16*	8,920	199,637
General Motors Co. – CW 19, Strike Price $18.33, Expiration Date 7/10/19*	8,920	128,899

Total WARRANTS (Cost $398,024)		328,536

TOTAL INVESTMENTS (Cost $1,129,905,790)	88.74%	1,114,154,071
Other Assets less Liabilities	11.26%	141,389,551

Net Assets	100.00%	$1,255,543,622

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (5.26)%
CORPORATE BONDS — (0.13)%
Retail — (0.13)%
Sears Holdings Corp. 6.63%, 10/15/18	$(1,750,000)	$(1,583,750)

Total CORPORATE BONDS (Proceeds $1,707,707)		(1,583,750)

COMMON STOCK — (4.63)%
Agriculture — (0.23)%
Reynolds American, Inc.	(47,521)	(2,803,739)
Electrical Components & Equipment — (1.07)%
SunPower Corp. *	(397,133)	(13,454,866)
Healthcare—Services — (0.38)%
Gentiva Health Services, Inc. *	(248,700)	(4,173,186)
Kindred Healthcare, Inc.	(31,223)	(605,726)

		(4,778,912)

Lodging — (0.89)%
MGM Resorts International *	(490,258)	(11,168,077)
Media — (1.85)%
Comcast Corp. – Cl. A	(432,053)	(23,235,811)
Real Estate Investment Trusts — (0.21)%
Alexandria Real Estate Equities, Inc.	(35,523)	(2,619,821)

Total COMMON STOCK (Proceeds $55,091,135)		(58,061,226)

WRITTEN CALL OPTIONS — (0.01)%
Cemex SAB de CV (Mexico), Exercise Price: $14.42, Expiration Date: January, 2015* 3	(10,320)	(166,358)

Total WRITTEN CALL OPTIONS (Premiums received $829,949)		(166,358)

WRITTEN PUT OPTIONS — (0.49)%
S&P 500 Index, Exercise Price: $1,925.00, Expiration Date: October 2014	(3,650)	(6,205,000)

Total WRITTEN PUT OPTIONS (Premiums received $6,741,410)		(6,205,000)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $64,370,201)	(5.26)%	$(66,016,334)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of September 30, 2014.
[3]	Foreign security denominated in U.S. dollars.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00%	9/20/2019	$(118,810)	$82,370	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(116,527)	80,087	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(178,328)	123,668	Bankruptcy/FTP	CCC+
Morgan Stanley	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(165,973)	111,314	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(88,220)	51,780	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(132,330)	77,670	Bankruptcy/FTP	CCC+
Goldman Sachs	Federative Republic of Brazil
	12.25%, 3/6/30	USD	15,000,000	Pay	1.00	12/20/2019	505,605	40,453	Bankruptcy/FTP	BBB-
Goldman Sachs	First Data Corp.
	12.63%, 1/15/21	USD	2,000,000	Pay	5.00	3/20/2019	—	(145,036)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp.
	12.63%, 1/15/21	USD	2,000,000	Pay	5.00	3/20/2019	—	(145,036)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp.
	12.63%, 1/15/21	USD	5,000,000	Pay	5.00	3/20/2019	16,475	(379,065)	Bankruptcy/FTP	B-
Bank of America	Freeport-McMoRan Copper & Gold, Inc.
	8.38%, 3/14/12	USD	2,000,000	Pay	1.00	3/20/2017	40,381	(63,101)	Bankruptcy/FTP	NR
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(75,699)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(37,839)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(38,695)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(41,445)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(167,311)	Bankruptcy/FTP	NR
Credit Suisse	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	3/20/2015	(206,250)	298,345	Bankruptcy/FTP	CCC-
Barclays	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	3/20/2015	(206,250)	298,345	Bankruptcy/FTP	CCC-
Barclays	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(3,000,000)	Receive	5.00	3/20/2015	(120,000)	175,257	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(6,666,000)	Receive	5.00	3/20/2015	(466,620)	589,401	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	12/20/2014	(187,500)	234,535	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	3,333,000	Pay	5.00	12/20/2016	349,965	(458,420)	Bankruptcy/FTP	CCC-
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(44,732)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(35,960)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,736	(78,832)	Bankruptcy/FTP	BBB-
Barclays	Safeway Ltd.
	6.13%, 12/17/18	GBP	10,000,000	Pay	1.00	9/20/2019	284,033	(66,219)	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Holdings Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	95,000	48,323	Bankruptcy/FTP	CCC+
Bank of America	Sears Holdings Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	93,000	50,323	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp.
	7.00%, 6/1/32	USD	2,000,000	Pay	5.00	3/20/2019	375,000	341,615	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Holdings Corp.
	7.00%, 6/1/32	USD	1,000,000	Pay	5.00	3/20/2019	190,000	168,308	Bankruptcy/FTP	CCC+

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Barclays	Sears Holdings Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00%	3/20/2019	$74,000	$69,323	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp.
	7.00%, 6/1/32	USD	600,000	Pay	5.00	3/20/2019	114,000	100,985	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Holdings Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	73,000	70,323	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	71,000	72,323	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp.
	7.00%, 6/1/32	USD	1,000,000	Pay	5.00	6/20/2019	185,000	179,690	Bankruptcy/FTP	CCC+
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(103,413)	(186,317)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(109,079)	(180,650)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(142,039)	(147,690)	Bankruptcy/FTP	B-
Goldman Sachs	The Markit CDX Credit Default Swap Index
	High Yield Series 22	USD	4,950,000	Receive	5.00	6/20/2019	336,335	(30,972)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit CDX Credit Default Swap Index
	High Yield Series 22	USD	4,950,000	Receive	5.00	6/20/2019	336,325	(30,963)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit CDX Credit Default Swap Index
	High Yield Series 22	USD	14,850,000	Receive	5.00	6/20/2019	1,009,005	(92,917)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover Index
	Series 19	EUR	5,096,000	Pay	5.00	6/20/2018	(333,284)	(318,518)	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe Sub Financials
	Series 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,003,612)	(205,532)	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co.
	6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(520,248)	Bankruptcy/FTP	BB+

Total Credit Default Swaps							(12,380)	(226,759)

Total Swap Contracts							$(12,380)	$(226,759)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR—Euro

GBP— Great Britain Pound

USD—United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

SWAPTIONS

Interest Rate Swaptions

			Notional	Pay/Receive	Exercise	Expiration	Premium Paid	Market
Counterparty	Floating Rate Index	Currency	Amount	Fixed Rate	Rate	Date	(Received)	Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	23,000,000	Pay	2.66%	11/21/2014	$291,500	$264,494
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	45,000,000	Pay	1.93	11/21/2014	309,400	349,621
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	64,000,000	Pay	2.30	11/21/2014	588,100	636,162

Total Interest Rate Swaptions							1,189,000	1,250,277

TOTAL SWAPTIONS							$1,189,000	$1,250,277

USD—United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(504)	December 2014	$54,683
U.S. 10 Year Treasury Note	(397)	December 2014	34,354
U.S. Treasury Long Bond	(53)	December 2014	17,707

Total Futures Contracts			$106,744

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2014 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
British Pound	March 18, 2015	(19,000,000)	$(30,765,693)	$(30,747,681)	$18,012
Euro	March 18, 2015	(47,500,000)	(61,554,300)	(60,075,130)	1,479,170

			(92,319,993)	(90,822,811)	1,497,182

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(92,319,993)	$(90,822,811)	$1,497,182

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 4.19%
Oil & Gas — 4.19%
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/8/18 [1]	$11,250,000	$11,278,125

Total BANK LOANS (Cost $11,473,315)		11,278,125

CORPORATE BONDS — 8.17%
Diversified Financial Services — 3.88%
Denver Parent Corp. 12.25%, 8/15/18	11,341,250	10,433,950
Entertainment — 1.20%
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.38%, 2/15/18 [2]	3,085,000	3,219,969
Internet — 1.16%
Qihoo 360 Technology Co., Ltd. (China) 1.75%, 8/15/21 [2]	3,600,000	3,136,500
Real Estate Management — 0.09%
Newland International Properties Corp. (Panama) 9.50%, 7/3/17	645,031	245,111
Telecommunications — 1.84%
Axtel SAB de CV (Mexico) 8.00%, 1/31/20 [1]	1,600,000	1,584,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15 [3]	3,000,000	3,375,000

		4,959,000

Total CORPORATE BONDS (Cost $23,381,198)		21,994,530

CONVERTIBLE CORPORATE BONDS — 3.66%
Building Materials — 3.66%
Cemex SAB de CV (Mexico) 3.75%, 3/15/18	6,700,000	9,861,563

Total CONVERTIBLE CORPORATE BONDS (Cost $9,321,553)		9,861,563

COMMON STOCK — 70.70%
Agriculture — 3.04%
Lorillard, Inc.	136,645	8,186,402
Auto Manufacturers — 0.02%
Motors Liquidation Co. GUC Trust *	2,555	62,470
Beverages — 5.92%
PepsiCo, Inc.	88,000	8,191,920
SABMiller PLC (United Kingdom)	139,000	7,723,975

		15,915,895

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Biotechnology — 2.13%
Loxo Oncology, Inc. *	226,525	$2,974,273
XOMA Corp. *	656,895	2,765,528

		5,739,801

Distribution/Wholesale — 2.47%
Rentrak Corp. *	108,954	6,639,657
Diversified Financial Services — 0.96%
Janus Capital Group, Inc.	178,000	2,588,120
Entertainment — 0.98%
Multimedia Games Holding Co., Inc. *	73,211	2,636,328
Food — 2.96%
SunOpta, Inc. (Canada) *	659,064	7,954,902
Healthcare—Products — 2.89%
Covidien PLC (Ireland)	90,000	7,785,900
Household Products/Wares — 2.03%
CSS Industries, Inc.	225,673	5,472,570
Internet — 0.05%
Qihoo 360 Technology Co., Ltd. —ADR (China)*	1,950	131,566
Media — 12.16%
DISH Network Corp., Class A *	149,050	9,625,649
Liberty Media Corp., Class A *	214,250	10,108,315
Time Warner Cable, Inc.	90,400	12,971,496

		32,705,460

Oil & Gas — 0.11%
Calumet Specialty Products Partners LP	11,028	302,719
Pharmaceuticals — 4.37%
AcelRx Pharmaceuticals, Inc. *	119,758	657,472
Aquinox Pharmaceuticals, Inc. (Canada)*	202,835	1,350,881
Auxilium Pharmaceuticals, Inc. *	158,972	4,745,314
Heron Therapeutics, Inc. *	601,591	5,011,253

		11,764,920

Pipelines — 3.88%
AltaGas Ltd. (Canada)	57,000	2,406,723
The Williams Cos., Inc.	145,000	8,025,750

		10,432,473

Real Estate Investment Trusts — 2.86%
Fibra Uno Administracion SA de CV (Mexico)	2,337,521	7,694,561
Restaurants — 3.78%
Ruby Tuesday, Inc. *	1,728,812	10,182,703
Retail — 9.76%
DineEquity, Inc.	59,141	4,825,314
Dollar Tree, Inc. *	145,000	8,130,150
Family Dollar Stores, Inc.	69,000	5,329,560
MarineMax, Inc. *	472,754	7,965,905

		26,250,929

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Semiconductors — 6.95%
Mellanox Technologies Ltd. (Israel) *	205,862	$9,237,028
Tokyo Electron Ltd. — ADR (Japan)	580,000	9,454,000

		18,691,028

Telecommunications — 3.38%
T-Mobile US, Inc. *	315,000	9,094,050

Total COMMON STOCK (Cost $196,912,933)		190,232,454

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow—B 5.25%, 3/6/34 [4]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow—C 7.25%, 4/15/41 [4]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,878)		—

PURCHASED CALL OPTIONS — 0.54%
AltaGas Ltd., Exercise Price: $50.00, Expiration Date: January, 2015*	2,000	147,321
Applied Micro Circuits Corp., Exercise Price: $12.50, Expiration Date: November, 2014*	7,500	75,000
Rentrak Corp., Exercise Price: $55.00, Expiration Date: January, 2015*	1,000	1,040,000
Synaptics, Inc., Exercise Price: $80.00, Expiration Date: January, 2015*	400	184,000

Total PURCHASED CALL OPTIONS (Premiums paid $2,118,081)		1,446,321

WARRANTS — 0.01%
General Motors Co.—CW 16, Strike Price $10.00, Expiration Date 7/10/16 *	491	10,989
General Motors Co.—CW 19, Strike Price $18.33, Expiration Date 7/10/19 *	491	7,095

Total WARRANTS (Cost $15,961)		18,084

TOTAL INVESTMENTS (Cost $243,224,919)	87.27%	234,831,077
Other Assets less Liabilities	12.73%	34,245,770

Net Assets	100.00%	$269,076,847

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (23.62)%
COMMON STOCK — (16.60)%
Agriculture — (0.87)%
Reynolds American, Inc.	(39,751)	$(2,345,309)
Healthcare—Products — (1.98)%
Medtronic, Inc.	(86,040)	(5,330,178)
Healthcare—Services — (1.42)%
Gentiva Health Services, Inc.*	(227,247)	(3,813,205)
Leisure Time — (3.12)%
Brunswick Corp.	(199,061)	(8,388,431)
Media — (5.19)%
Comcast Corp. Cl. A	(259,901)	(13,977,476)
Retail — (0.24)%
Chuy’s Holdings, Inc.*	(20,152)	(632,571)
Semiconductors — (3.78)%
Applied Materials, Inc.	(471,250)	(10,183,712)

Total COMMON STOCK (Proceeds $44,225,129)		(44,670,882)

WRITTEN CALL OPTIONS — (0.28)%
Rentrak Corp., Exercise Price: $65.00, Expiration Date: January, 2015*	(1,750)	(761,250)

Total WRITTEN CALL OPTIONS (Premiums received $472,821)		(761,250)

WRITTEN PUT OPTIONS — (0.44)%
Synaptics, Inc., Exercise Price: $70.00, Expiration Date: January, 2015*	(1,500)	(772,500)
T-Mobile US, Inc., Exercise Price: $27.00, Expiration Date: November, 2014*	(4,500)	(391,500)

Total WRITTEN PUT OPTIONS (Premiums received $1,484,900)		(1,164,000)

EXCHANGE-TRADED FUND — (6.30)%
iShares Russell 2000 ETF	(155,000)	(16,949,250)

Total EXCHANGE-TRADED FUND (Proceeds $18,166,298)		(16,949,250)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $64,349,148)	(23.62)%	$(63,545,382)

*	Non-income producing security.
[1]	Variable rate security.
[2]	144A restricted security.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

[3]	Security is in default.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	First Data Corp.
	12.63%, 1/15/21	USD	1,000,000	Pay	5.00%	3/20/2019	$—	$(72,518)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp.
	12.63%, 1/15/21	USD	1,500,000	Pay	5.00	6/20/2019	(10,133)	(87,595)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp.
	12.63%, 1/15/21	USD	2,000,000	Pay	5.00	6/20/2019	(25,335)	(104,968)	Bankruptcy/FTP	B-

Total Credit Default Swaps							(35,468)	(265,081)

Total Swap Contracts							$(35,468)	$(265,081)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

USD—United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2014 (unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

Counterparty	Reference Index	Currency	Notional Amount	Pay/Receive Total Return on Reference Index	Financing Rate[1]	Maturity Date	Premium Paid (Received)		Unrealized Appreciation (Depreciation)
Goldman Sachs	GSCBDRCH Index	USD	1,509,413	Receive	1-Month USD-LIBOR plus 0.40%	9/17/2015	$		$40,038

TOTAL RETURN SWAPS								$—	$40,038

[1]	Financing rate is based upon predetermined notional amounts.

USD —United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Fixed Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value
Goldman Sachs	6-Month 10-Year Payor Swaption	USD	55,000,000	Pay	2.94%	10/9/2014	$973,500	$6,599
Goldman Sachs	6-Month 10-Year Payor Swaption	USD	58,000,000	Pay	2.80	1/20/2015	980,200	688,643

Total Interest Rate Swaptions							1,953,700	695,242

TOTAL SWAPTIONS							$1,953,700	$695,242

USD—United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2014 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index	(82)	December 2014	$(8,429)
FTSE 100 Index	(73)	December 2014	259,910

Total Futures Contracts			$251,481

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

September 30, 2014

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended September 30, 2014, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$238,623,779	$—	$238,623,779
Bank Loans	—	1,235,838,424	—	1,235,838,424
Common Stocks
Auto Manufacturers	31,467,800	—	—	31,467,800
Media	20,493,385			20,493,385
Convertible Corporate Bonds	—	229,450,461	—	229,450,461
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	18,713,173	—	—	18,713,173
Corporate Bonds	—	1,307,125,179	—	1,307,125,179
Preferred Stocks
Banks	45,504,750	—	—	45,504,750
Diversified Financial Services	27,748,638	—	—	27,748,638
Holding Companies-Diversified	—	62,718,353	—	62,718,353
Telecommunications	—	45,506,361	—	45,506,361
Purchased Put Options	19,309,625	5,202,561	—	24,512,186
Short-Term Investments	13,705,590	—	—	13,705,590
U.S. Government and Agency Securities	—	171,498,682	—	171,498,682
Warrants	17,600,867	—	—	17,600,867

Total	$194,543,828	$3,295,963,800	$—	$3,490,507,628

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Liabilities
Common Stocks
Auto Manufacturers	$(51,645,719)	$—	$—	$(51,645,719)
Banks	(10,712,873)	—	—	(10,712,873)
Healthcare-Services	(4,306,295)	—	—	(4,306,295)
Internet	(26,821,988)	—	—	(26,821,988)
Lodging	(24,806,828)	—	—	(24,806,828)
Media	(22,082,552)	—	—	(22,082,552)
Real Estate Investment Trusts	(46,207,628)	—	—	(46,207,628)
Corporate Bonds	—	(46,387,138)	—	(46,387,138)
Exchange-Traded Fund	(22,389,702)	—	—	(22,389,702)
Written Put Options	(15,215,000)	—	—	(15,215,000)

Total	$(224,188,585)	$(46,387,138)	$—	$(270,575,723)

Other Financial Instruments*
Credit Default Swaps – Assets	$—	$26,922,782	$—	$26,922,782
Credit Default Swaps—Liabilities	—	(38,772,917)		(38,772,917)
Futures Contracts	563,265	—	—	563,265
Interest Rate Swaptions	—	5,450,016	—	5,450,016

Total	$563,265	$(6,400,119)	$—	$(5,836,854)

*	Other financial instruments are swap and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2013	$—
Net realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2014	$—

As of September 30, 2014, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$12,170,108	$—	$12,170,108
Bank Loans	—	275,548,656	—	275,548,656
Common Stocks
Agriculture	9,786,598	—	—	9,786,598
Auto Manufacturers	19,518,498	—	—	19,518,498
Auto Parts & Equipment	6,075,000	—	—	6,075,000
Media	21,563,534	—	—	21,563,534
Oil & Gas	6,449,982	—	—	6,449,982
Restaurants	7,031,541	—	—	7,031,541
Software	6,341,000	—	—	6,341,000
Telecommunications	14,295,396	—	—	14,295,396
Convertible Corporate Bonds	—	74,594,295	—	74,594,295
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Corporate Bonds	—	633,336,217	—	633,336,217
Purchased Put Options	7,874,875	1,470,239	—	9,345,114
Short-Term Investments	17,769,596	—	—	17,769,596
Warrants	328,536	—	—	328,536

Total	$117,034,556	$997,119,515	$—	$1,114,154,071

Liabilities
Common Stocks
Agriculture	$(2,803,739)	$—	$—	$(2,803,739)
Electrical Components & Equipment	(13,454,866)	—	—	(13,454,866)
Healthcare-Services	(4,778,912)	—	—	(4,778,912)
Lodging	(11,168,077)	—	—	(11,168,077)
Media	(23,235,811)	—	—	(23,235,811)
Real Estate Investment Trusts	(2,619,821)	—	—	(2,619,821)
Corporate Bonds	—	(1,583,750)	—	(1,583,750)
Written Call Options	—	(166,368)	—	(166,368)
Written Put Options	(6,205,000)	—	—	(6,205,000)

Total	$(64,266,226)	$(1,750,108)	$—	$(66,016,344)

Other Financial Instruments*
Credit Default Swaps—Assets	$—	$7,930,293	$—	$7,930,293
Credit Default Swaps—Liabilities	—	(8,169,432)	—	(8,169,432)
Forward Foreign Currency Contracts	—	1,497,182	—	1,497,182
Futures Contracts	106,744	—	—	106,744
Interest Rate Swaptions	—	1,250,277	—	1,250,277

Total	$106,744	$2,508,320	$—	$2,615,064

*	Other financial instruments are swap and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2013	$2,625,000
Net realized gain (loss)	(1,050,010)
Change in net unrealized appreciation (depreciation)	875,000
Purchases	—
Sales	(2,449,990)
Transfers in and/or out of Level 3	—

Balance as of September 30, 2014	$—

As of September 30, 2014, the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$11,278,125	$—	$11,278,125
Common Stocks
Agriculture	8,186,402	—	—	8,186,402
Auto Manufacturers	62,470	—	—	62,470
Beverages	15,915,895	—	—	15,915,895
Biotechnology	5,739,801	—	—	5,739,801
Distribution/Wholesale	6,639,657	—	—	6,639,657
Diversified Financial Services	2,588,120	—	—	2,588,120
Entertainment	2,636,328	—	—	2,636,328
Food	7,954,902	—	—	7,954,902
Healthcare – Products	7,785,900	—	—	7,785,900
Household Products/Wares	5,472,570	—	—	5,472,570
Internet	131,566	—	—	131,566
Media	32,705,460	—	—	32,705,460
Oil & Gas	302,719	—	—	302,719
Pharmaceuticals	11,764,920	—	—	11,764,920
Pipelines	10,432,473	—	—	10,432,473
Real Estate Investment Trusts	7,694,561	—	—	7,694,561
Restaurants	10,182,703	—	—	10,182,703
Retail	26,250,929	—	—	26,250,929
Semiconductors	18,691,028	—	—	18,691,028

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Telecommunications	9,094,050	—	—	9,094,050
Convertible Corporate Bonds	—	9,861,563	—	9,861,563
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Corporate Bonds	—	21,994,530	—	21,994,530
Purchased Call Options	1,224,000	222,321	—	1,446,321
Warrants	18,084	—	—	18,084

Total	$191,474,538	$43,356,539	$—	$234,831,077

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Agriculture	$(2,345,309)	$—	$—	$(2,345,309)
Healthcare—Products	(5,330,178)	—	—	(5,330,178)
Healthcare—Services	(3,813,205)	—	—	(3,813,205)
Leisure Time	(8,388,431)	—	—	(8,388,431)
Media	(13,977,476)	—	—	(13,977,476)
Retail	(632,571)	—	—	(632,571)
Semiconductors	(10,183,712)	—	—	(10,183,712)
Exchange-Traded Fund	(16,949,250)	—	—	(16,949,250)
Written Call Options	—	(761,250)	—	(761,250)
Written Put Options	(391,500)	(772,500)	—	(1,164,000)

Total	$(62,011,632)	$(1,533,750)	$—	$(63,545,382)

Other Financial Instruments*
Credit Default Swaps—Assets	$—	$—	$—	$—
Credit Default Swaps—Liabilities		(265,081)		(265,081)
Total Return Swaps—Assets	—	40,038	—	40,038
Total Return Swaps—Liabilities	—	—	—	—
Futures Contracts	251,481	—	—	251,481
Interest Rate Swaptions	—	695,242	—	695,242

Total	$251,481	$470,199	$—	$721,680

*	Other financial instruments are swap and futures contracts and interest rate swaptions contracts, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2014	$—

As of September 30, 2014, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

B. INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at September 30, 2014 for the Active Income Fund, Select Credit Fund and Event Driven Fund was $23,334,000, $24,666,000 and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of September 30, 2014, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of September 30, 2014, the Funds had outstanding futures contracts as listed in the Schedule of Investments.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2014 through September 30, 2014, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2013	—	$—
Options written	8,950	16,530,308
Options closed	—	—
Options expired	—	—

Options outstanding at September 30, 2014	8,950	$16,530,308

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2014 through September 30, 2014, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2013	—	$—
Options written	13,970	7,571,359
Options closed	—	—
Options expired	—	—

Options outstanding at September 30, 2014	13,970	$7,571,359

The premium amount and the number of option contracts written by the Event Driven Fund during the period from inception through September 30, 2014, were as follows:

Event Driven Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2013	500	$34,482
Options written	18,347	3,038,230
Options closed	(3,676)	(466,919)
Options expired	(6,031)	(390,184)
Options exercised	(1,390)	(257,888)

Options outstanding at September 30, 2014	7,750	$1,957,721

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2014, the Funds had outstanding options as listed on the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of September 30, 2014, the Funds had outstanding swaptions as listed on the Schedule of Investments.

The premium amount and the number of swaptions contracts written by the Active Income Fund during the period January 1, 2014 through September 30, 2014, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Swaptions outstanding at December 31, 2013	—	$—
Swaptions written	250,000,000	853,875
Swaptions closed	—	—
Swaptions expired	(250,000,000)	(853,875)

Swaptions outstanding at September 30, 2014	—	$—

The premium amount and the number of swaptions contracts written by the Select Credit Fund during the period January 1, 2014 through September 30, 2014, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Swaptions outstanding at December 31, 2013	—	$—
Swaptions written	100,000,000	341,550
Swaptions closed	—	—
Swaptions expired	(100,000,000)	(341,550)

Swaptions outstanding at September 30, 2014	—	$—

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. The Active Income Fund and Event Driven Fund did not enter into any forward foreign currency contracts during the period January 1, 2014 through September 30, 2014. At September 30, 2014, the Select Credit Fund had forward foreign currency contracts as listed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2014

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2014, the Active Income Fund, Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At September 30, 2014, the Funds had no such outstanding senior loan participation commitments.

B.	FEDERAL INCOME TAXES

At September 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$3,429,057,047	$1,129,905,790	$243,500,169

Gross unrealized appreciation	$145,642,633	$25,805,778	$4,655,130
Gross unrealized depreciation	(84,192,052)	(41,557,497)	(13,324,222)

Net unrealized appreciation/(depreciation) on investments	$61,450,581	$(15,751,719)	$(8,669,092)

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date November 26, 2014

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date November 26, 2014

*	Print the name and title of each signing officer under his or her signature.